WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 40.5%
COMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 1.7%
Altice France SA, Senior Secured Notes	5.500%	1/15/28	300,000	$246,735	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	7,043,000	5,391,810	(a)
AT&T Inc., Senior Notes	3.800%	2/15/27	1,250,000	1,211,835
AT&T Inc., Senior Notes	2.300%	6/1/27	25,680,000	23,541,436
AT&T Inc., Senior Notes	1.650%	2/1/28	24,680,000	21,690,951
AT&T Inc., Senior Notes	2.250%	2/1/32	19,180,000	15,688,283
AT&T Inc., Senior Notes	2.550%	12/1/33	10,540,000	8,483,763
AT&T Inc., Senior Notes	5.350%	9/1/40	4,390,000	4,358,551
AT&T Inc., Senior Notes	5.550%	8/15/41	5,040,000	5,127,513
AT&T Inc., Senior Notes	4.350%	6/15/45	6,469,000	5,549,285
AT&T Inc., Senior Notes	3.500%	9/15/53	28,630,000	20,822,555
AT&T Inc., Senior Notes	3.550%	9/15/55	25,651,000	18,444,978
AT&T Inc., Senior Notes	3.800%	12/1/57	1,520,000	1,131,040
AT&T Inc., Senior Notes	3.650%	9/15/59	4,690,000	3,357,389
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	6,160,000	5,396,118
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	11,960,000	9,966,954
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	5,755,000	5,707,915
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	8,470,000	7,548,428
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	27,937,000	27,630,143
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	4,900,000	4,738,123
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	10,510,000	9,579,340
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	13,790,000	11,128,919
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	41,290,000	35,192,356
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	60,389,000	49,572,101
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	27,645,000	26,726,149

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	1

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	2,200,000	$2,092,294
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	1,140,000	1,058,156
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	11,010,000	11,319,988
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	32,010,000	22,881,138
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	4,410,000	3,510,479
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	4,840,000	4,052,932
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	9,310,000	7,966,160
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	12,748,000	12,148,793
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,455,000	1,471,053
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	24,170,000	20,151,907
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	32,510,000	21,656,140
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	5,610,000	4,287,201

Total Diversified Telecommunication Services				440,828,911

Entertainment - 0.4%
Walt Disney Co., Senior Notes	6.200%	12/15/34	260,000	295,277
Walt Disney Co., Senior Notes	6.650%	11/15/37	5,240,000	6,223,618
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	11,760,000	11,822,940
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	6,560,000	6,183,289	(a)
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	9,150,000	8,517,928	(a)
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	46,790,000	41,807,749	(a)
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	3,380,000	2,830,203	(a)
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	39,790,000	32,283,458	(a)

Total Entertainment				109,964,462

See Notes to Schedule of Investments.

2	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Interactive Media & Services - 0.1%
Alphabet Inc., Senior Notes	0.450%	8/15/25	3,590,000	$3,294,379
Alphabet Inc., Senior Notes	1.100%	8/15/30	7,900,000	6,470,434
Alphabet Inc., Senior Notes	1.900%	8/15/40	7,890,000	5,537,248
Alphabet Inc., Senior Notes	2.050%	8/15/50	4,870,000	3,100,378
Tencent Holdings Ltd., Senior Notes	3.840%	4/22/51	10,083,000	7,341,289	(a)

Total Interactive Media & Services				25,743,728

Media - 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	5,450,000	5,034,247	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,460,000	1,235,357	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	9,610,000	7,868,956	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	11,470,000	9,647,503	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	27,063,000	22,162,161
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	6,090,000	4,910,154	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	7,837,000	6,137,821	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	29,327,000	29,046,156
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	25,869,000	24,499,118
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	19,860,000	19,173,882
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	5,450,000	4,389,747
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	18,970,000	16,849,486

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	3

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	9,215,000	$8,042,426
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	6,700,000	4,532,505
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	6,620,000	6,278,921
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	1,790,000	1,478,599
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	10,450,000	9,028,949
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	15,750,000	12,483,218
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	6,040,000	4,609,654
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,608,000	2,537,654
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	11,060,000	8,988,841
Comcast Corp., Senior Notes	3.375%	8/15/25	3,940,000	3,850,471
Comcast Corp., Senior Notes	3.950%	10/15/25	21,460,000	21,227,800
Comcast Corp., Senior Notes	3.150%	3/1/26	9,960,000	9,663,562
Comcast Corp., Senior Notes	3.300%	4/1/27	12,400,000	11,926,141
Comcast Corp., Senior Notes	4.150%	10/15/28	45,830,000	45,358,695

See Notes to Schedule of Investments.

4	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Comcast Corp., Senior Notes	3.400%	4/1/30	7,960,000	$7,446,304
Comcast Corp., Senior Notes	4.250%	10/15/30	20,418,000	20,017,156
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	1,666,439
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	233,746
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	64,461
Comcast Corp., Senior Notes	6.500%	11/15/35	451,000	519,278
Comcast Corp., Senior Notes	3.900%	3/1/38	8,310,000	7,449,776
Comcast Corp., Senior Notes	3.250%	11/1/39	1,580,000	1,283,816
Comcast Corp., Senior Notes	3.750%	4/1/40	7,620,000	6,551,444
Comcast Corp., Senior Notes	3.400%	7/15/46	1,550,000	1,204,115
Comcast Corp., Senior Notes	4.000%	8/15/47	2,990,000	2,540,019
Comcast Corp., Senior Notes	3.969%	11/1/47	11,796,000	9,935,459
Comcast Corp., Senior Notes	4.000%	3/1/48	2,230,000	1,890,726
Comcast Corp., Senior Notes	3.999%	11/1/49	11,776,000	9,906,373
Comcast Corp., Senior Notes	3.450%	2/1/50	4,417,000	3,417,561
Comcast Corp., Senior Notes	2.800%	1/15/51	9,010,000	6,094,716
Comcast Corp., Senior Notes	2.887%	11/1/51	7,170,000	4,901,143
Comcast Corp., Senior Notes	2.937%	11/1/56	4,834,000	3,223,381
Comcast Corp., Senior Notes	4.950%	10/15/58	2,370,000	2,298,511
DISH DBS Corp., Senior Notes	5.875%	11/15/24	11,864,000	10,592,179
DISH DBS Corp., Senior Notes	7.750%	7/1/26	5,360,000	3,543,148
DISH DBS Corp., Senior Notes	5.125%	6/1/29	12,390,000	6,611,056
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	6,330,000	5,062,544	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,120,000	837,900	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	13,410,000	12,855,989
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	2,060,000	2,347,699
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	4,570,000	4,509,029
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	8,925,000	9,270,198
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	3,295,000	3,248,800
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	8,447,000	7,665,332
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	10,960,000	10,218,967	(a)

Total Media				468,369,289

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	5

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 0.9%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	9,173,000	$7,523,752	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	5,960,000	4,285,806	(a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	6,420,000	4,447,134	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	43,058,000	31,086,584	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	635,000	682,943
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	14,390,000	17,535,078
Sprint LLC, Senior Notes	7.875%	9/15/23	930,000	937,713
Sprint LLC, Senior Notes	7.625%	2/15/25	5,365,000	5,568,151
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	845,000	838,904	(a)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	50,300,000	48,920,930
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	3,600,000	3,351,459
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	2,920,000	2,808,780
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	16,630,000	14,667,837
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	9,713,000	8,863,961
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	51,475,000	48,340,271
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	9,660,000	8,191,846
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	8,370,000	7,229,242
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	27,920,000	25,132,844
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	4,880,000	4,376,891
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,140,000	978,582	(a)

Total Wireless Telecommunication Services				245,768,708

TOTAL COMMUNICATION SERVICES				1,290,675,098

CONSUMER DISCRETIONARY - 3.7%
Automobiles - 1.0%
Ford Motor Co., Senior Notes	3.250%	2/12/32	20,250,000	15,944,174
Ford Motor Co., Senior Notes	6.100%	8/19/32	12,800,000	12,421,902
Ford Motor Co., Senior Notes	4.750%	1/15/43	2,720,000	2,089,558
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	1,190,000	1,143,530
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	3,120,000	3,058,365
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	4,120,000	3,867,094
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	28,210,000	26,949,013
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	8,460,000	7,762,938

See Notes to Schedule of Investments.

6	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - (continued)
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	550,000	$493,702
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	5,730,000	5,916,282
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	13,780,000	11,864,305
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	825,000	684,086
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	8,435,000	7,930,629
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	6,900,000	7,096,650
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	33,395,000	28,422,722
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	17,640,000	14,558,913
General Motors Co., Senior Notes	6.125%	10/1/25	10,170,000	10,368,309
General Motors Co., Senior Notes	5.600%	10/15/32	5,140,000	5,037,764
General Motors Co., Senior Notes	6.600%	4/1/36	1,170,000	1,205,925
General Motors Co., Senior Notes	5.150%	4/1/38	2,050,000	1,851,021
General Motors Co., Senior Notes	6.250%	10/2/43	3,640,000	3,504,084
General Motors Co., Senior Notes	5.950%	4/1/49	8,120,000	7,551,559
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	920,000	918,383
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	2,340,000	2,269,389
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	18,310,000	18,039,416	(a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	40,950,000	38,820,357	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	35,280,000	33,303,039	(a)

Total Automobiles				273,073,109

Broadline Retail - 0.9%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	17,270,000	16,075,023
Amazon.com Inc., Senior Notes	3.300%	4/13/27	4,610,000	4,463,775
Amazon.com Inc., Senior Notes	1.200%	6/3/27	16,140,000	14,334,675
Amazon.com Inc., Senior Notes	3.150%	8/22/27	15,280,000	14,727,911
Amazon.com Inc., Senior Notes	3.450%	4/13/29	10,310,000	9,925,177
Amazon.com Inc., Senior Notes	1.500%	6/3/30	10,213,000	8,495,059
Amazon.com Inc., Senior Notes	2.100%	5/12/31	9,530,000	8,150,167
Amazon.com Inc., Senior Notes	3.600%	4/13/32	37,160,000	35,322,166
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,800,000	6,334,000

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	7

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Broadline Retail - (continued)
Amazon.com Inc., Senior Notes	4.950%	12/5/44	10,095,000	$10,415,716
Amazon.com Inc., Senior Notes	4.050%	8/22/47	8,290,000	7,531,677
Amazon.com Inc., Senior Notes	2.500%	6/3/50	16,950,000	11,503,167
Amazon.com Inc., Senior Notes	3.100%	5/12/51	10,000,000	7,585,239
Amazon.com Inc., Senior Notes	4.250%	8/22/57	3,240,000	2,956,035
Prosus NV, Senior Notes	3.061%	7/13/31	68,670,000	54,155,148	(a)
Prosus NV, Senior Notes	4.027%	8/3/50	24,470,000	16,113,165	(a)
Prosus NV, Senior Notes	3.832%	2/8/51	3,740,000	2,404,607	(a)

Total Broadline Retail				230,492,707

Diversified Consumer Services - 0.0%††
Service Corp. International, Senior Notes	7.500%	4/1/27	3,167,000	3,285,103

Hotels, Restaurants & Leisure - 1.3%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	1,225,000	1,230,635	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	3,060,000	2,848,768	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	3,010,000	2,697,833	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	320,000	312,805
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	1,996,000	1,938,923
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	10,770,000	10,776,731	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	4,400,000	4,403,960	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	3,130,000	2,643,755	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	65,810,000	63,707,850
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	23,330,000	22,182,926
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	1,000,000	934,252
McDonald’s Corp., Senior Notes	3.375%	5/26/25	1,719,000	1,680,842
McDonald’s Corp., Senior Notes	3.300%	7/1/25	9,140,000	8,955,838
McDonald’s Corp., Senior Notes	1.450%	9/1/25	2,140,000	1,993,869
McDonald’s Corp., Senior Notes	3.700%	1/30/26	11,725,000	11,531,459
McDonald’s Corp., Senior Notes	3.500%	3/1/27	12,680,000	12,300,367

See Notes to Schedule of Investments.

8	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
McDonald’s Corp., Senior Notes	3.500%	7/1/27	8,380,000	$8,121,590
McDonald’s Corp., Senior Notes	3.800%	4/1/28	4,300,000	4,222,583
McDonald’s Corp., Senior Notes	3.600%	7/1/30	9,300,000	8,827,356
McDonald’s Corp., Senior Notes	3.625%	9/1/49	1,610,000	1,291,682
McDonald’s Corp., Senior Notes	4.200%	4/1/50	22,460,000	19,834,077
Sands China Ltd., Senior Notes	5.625%	8/8/25	51,746,000	50,480,345
Sands China Ltd., Senior Notes	4.300%	1/8/26	7,500,000	7,048,402
Sands China Ltd., Senior Notes	2.800%	3/8/27	18,910,000	16,238,656
Sands China Ltd., Senior Notes	5.900%	8/8/28	10,270,000	9,757,748
Sands China Ltd., Senior Notes	3.350%	3/8/29	14,360,000	11,940,103
Sands China Ltd., Senior Notes	3.750%	8/8/31	10,910,000	8,772,686
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	9,225,000	8,197,750	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	2,000,000	1,942,510	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	10,691,000	9,928,678	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	21,370,000	18,199,111	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	790,000	647,962	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	480,000	436,558	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	8,690,000	8,822,696	(a)

Total Hotels, Restaurants & Leisure				344,851,306

Household Durables - 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	4,650,000	4,595,703
Lennar Corp., Senior Notes	4.750%	5/30/25	1,350,000	1,330,849
Lennar Corp., Senior Notes	5.000%	6/15/27	20,000	19,934
Lennar Corp., Senior Notes	4.750%	11/29/27	6,200,000	6,141,148
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	540,000	469,962
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	4,740,000	4,739,371

Total Household Durables				17,296,967

Specialty Retail - 0.2%
Home Depot Inc., Senior Notes	2.500%	4/15/27	8,648,000	8,121,835
Home Depot Inc., Senior Notes	3.900%	12/6/28	1,590,000	1,567,138
Home Depot Inc., Senior Notes	2.700%	4/15/30	9,310,000	8,409,965
Home Depot Inc., Senior Notes	3.300%	4/15/40	10,560,000	8,789,859
Home Depot Inc., Senior Notes	3.900%	6/15/47	1,736,000	1,494,861

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	9

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - (continued)
Home Depot Inc., Senior Notes	3.350%	4/15/50	23,325,000	$18,080,311
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	5,940,000	5,872,708

Total Specialty Retail				52,336,677

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	4,810,000	4,563,343	(a)
NIKE Inc., Senior Notes	2.400%	3/27/25	7,830,000	7,581,225
NIKE Inc., Senior Notes	2.750%	3/27/27	12,570,000	11,929,403
NIKE Inc., Senior Notes	2.850%	3/27/30	12,240,000	11,256,900
NIKE Inc., Senior Notes	3.250%	3/27/40	6,300,000	5,319,445
NIKE Inc., Senior Notes	3.375%	3/27/50	15,332,000	12,654,479

Total Textiles, Apparel & Luxury Goods				53,304,795

TOTAL CONSUMER DISCRETIONARY				974,640,664

CONSUMER STAPLES - 2.2%
Beverages - 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	37,240,000	36,574,525
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	22,020,000	21,547,529
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	8,060,000	7,973,749
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	16,360,000	16,716,365
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	5,700,000	5,377,648
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	17,580,000	16,343,434
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,706,000	1,611,711
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	5,670,000	6,087,691
Coca-Cola Co., Senior Notes	3.375%	3/25/27	7,590,000	7,468,472
Coca-Cola Co., Senior Notes	1.450%	6/1/27	15,310,000	13,908,070
Coca-Cola Co., Senior Notes	2.500%	6/1/40	3,050,000	2,343,220
Coca-Cola Co., Senior Notes	2.600%	6/1/50	6,290,000	4,512,579
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	7,860,000	7,760,652
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	10,970,000	10,827,071

See Notes to Schedule of Investments.

10	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Beverages - (continued)
Molson Coors Beverage Co., Senior Notes	3.000%	7/15/26	3,245,000	$3,066,328
Molson Coors Beverage Co., Senior Notes	4.200%	7/15/46	3,390,000	2,775,850
PepsiCo Inc., Senior Notes	0.750%	5/1/23	16,050,000	15,996,934
PepsiCo Inc., Senior Notes	2.250%	3/19/25	1,580,000	1,525,572
PepsiCo Inc., Senior Notes	2.625%	3/19/27	1,617,000	1,529,237
PepsiCo Inc., Senior Notes	1.625%	5/1/30	13,210,000	11,185,821
PepsiCo Inc., Senior Notes	2.875%	10/15/49	4,750,000	3,618,628

Total Beverages				198,751,086

Consumer Staples Distribution & Retail - 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	24,175,000	21,688,667
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	13,630,000	11,578,431
Target Corp., Senior Notes	2.250%	4/15/25	13,960,000	13,418,433
Walmart Inc., Senior Notes	1.500%	9/22/28	8,480,000	7,427,506
Walmart Inc., Senior Notes	1.800%	9/22/31	4,050,000	3,427,892

Total Consumer Staples Distribution & Retail				57,540,929

Food Products - 0.4%
Danone SA, Senior Notes	2.589%	11/2/23	20,650,000	20,338,945	(a)
Danone SA, Senior Notes	2.947%	11/2/26	6,540,000	6,183,152	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	4,030,000	3,723,348
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	4,248,000	4,060,618
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	3,350,000	3,243,778
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	410,000	459,347
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,661,000	1,663,748
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	1,150,000	1,304,367
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	290,000	331,965	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	290,000	266,134
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	4,160,000	3,993,406
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	12,350,000	11,985,784
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	5,420,000	4,726,702
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	8,180,000	7,609,099
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	6,530,000	6,617,832
Mars Inc., Senior Notes	2.700%	4/1/25	9,380,000	9,029,826	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	4,880,000	4,497,794	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	11

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - (continued)
Mars Inc., Senior Notes	2.375%	7/16/40	6,740,000	$4,871,076	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	22,350,000	20,929,198

Total Food Products				115,836,119

Household Products - 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	2,490,000	2,376,110
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	6,070,000	5,696,290

Total Household Products				8,072,400

Personal Care Products - 0.2%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	12,990,000	12,325,241
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	9,790,000	9,036,524
Haleon US Capital LLC, Senior Notes	3.625%	3/24/32	13,520,000	12,286,314
Kenvue Inc., Senior Notes	4.900%	3/22/33	20,920,000	21,622,637	(a)

Total Personal Care Products				55,270,716

Tobacco - 0.6%
Altria Group Inc., Senior Notes	2.350%	5/6/25	3,770,000	3,581,292
Altria Group Inc., Senior Notes	4.400%	2/14/26	16,715,000	16,595,974
Altria Group Inc., Senior Notes	4.800%	2/14/29	975,000	967,863
Altria Group Inc., Senior Notes	2.450%	2/4/32	16,140,000	12,717,281
Altria Group Inc., Senior Notes	5.800%	2/14/39	13,440,000	13,141,560
Altria Group Inc., Senior Notes	3.875%	9/16/46	6,950,000	5,010,228
Altria Group Inc., Senior Notes	5.950%	2/14/49	19,060,000	18,060,870
Altria Group Inc., Senior Notes	3.700%	2/4/51	7,880,000	5,326,902
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,842,000	1,806,747
BAT Capital Corp., Senior Notes	3.557%	8/15/27	15,851,000	14,745,896
BAT Capital Corp., Senior Notes	4.540%	8/15/47	39,905,000	29,770,169
Cargill Inc., Senior Notes	1.375%	7/23/23	13,510,000	13,347,910	(a)
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	8,220,000	8,194,790
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	9,050,000	7,527,034
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	3,085,000	2,686,363
Reynolds American Inc., Senior Notes	5.850%	8/15/45	7,579,000	6,844,008

Total Tobacco				160,324,887

TOTAL CONSUMER STAPLES				595,796,137

See Notes to Schedule of Investments.

12	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 6.4%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	326,000	$319,603
Halliburton Co., Senior Notes	4.850%	11/15/35	5,090,000	4,896,763
Halliburton Co., Senior Notes	5.000%	11/15/45	6,490,000	5,914,411

Total Energy Equipment & Services				11,130,777

Oil, Gas & Consumable Fuels - 6.4%
Apache Corp., Senior Notes	7.750%	12/15/29	5,170,000	5,445,095
Apache Corp., Senior Notes	4.250%	1/15/30	10,000	9,135
Apache Corp., Senior Notes	6.000%	1/15/37	1,006,000	936,918
Apache Corp., Senior Notes	5.100%	9/1/40	12,719,000	10,798,749
Apache Corp., Senior Notes	5.250%	2/1/42	1,646,000	1,384,599
Apache Corp., Senior Notes	4.750%	4/15/43	10,830,000	8,146,290
Apache Corp., Senior Notes	4.250%	1/15/44	18,548,000	13,628,578
Apache Corp., Senior Notes	5.350%	7/1/49	12,190,000	9,438,028
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	17,380,000	16,946,044
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	4,790,000	4,612,029
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	7,160,000	6,934,919
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	9,240,000	8,773,514
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	5,000,000	4,139,911
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	18,090,000	12,831,394
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,860,000	1,261,549
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	1,140,000	792,099
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	7,790,000	6,933,629	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	17,811,000	15,344,989	(a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	8,500,000	8,087,240
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	3,721,000	3,315,337
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	19,660,000	16,260,589
Chevron Corp., Senior Notes	1.554%	5/11/25	15,860,000	14,962,828

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	13

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Chevron Corp., Senior Notes	2.954%	5/16/26	4,000	$3,854
Chevron Corp., Senior Notes	1.995%	5/11/27	5,740,000	5,260,320
Chevron Corp., Senior Notes	2.236%	5/11/30	70,000	61,923
Chevron Corp., Senior Notes	3.078%	5/11/50	7,800,000	5,915,660
Chevron USA Inc., Senior Notes	3.850%	1/15/28	19,795,000	19,552,786
Chord Energy Corp., Senior Notes	6.375%	6/1/26	2,500,000	2,479,213	(a)
Conoco Funding Co., Senior Notes	7.250%	10/15/31	810,000	944,652
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	11,104
ConocoPhillips, Senior Notes	6.500%	2/1/39	40,000	46,536
ConocoPhillips Co., Senior Notes	6.950%	4/15/29	693,000	780,964
Continental Resources Inc., Senior Notes	4.500%	4/15/23	9,038,000	9,026,824
Continental Resources Inc., Senior Notes	3.800%	6/1/24	2,504,000	2,454,995
Continental Resources Inc., Senior Notes	2.268%	11/15/26	7,190,000	6,392,059	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	18,789,000	17,723,526
Continental Resources Inc., Senior Notes	5.750%	1/15/31	11,559,000	11,115,362	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	9,511,000	7,375,144
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	29,539,000	28,212,663
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	24,949,000	23,746,334
Devon Energy Corp., Senior Notes	8.250%	8/1/23	1,440,000	1,446,211
Devon Energy Corp., Senior Notes	5.850%	12/15/25	12,076,000	12,277,102
Devon Energy Corp., Senior Notes	5.250%	10/15/27	1,248,000	1,248,817
Devon Energy Corp., Senior Notes	5.875%	6/15/28	1,124,000	1,145,563
Devon Energy Corp., Senior Notes	4.500%	1/15/30	1,595,000	1,524,815
Devon Energy Corp., Senior Notes	5.600%	7/15/41	9,920,000	9,516,274
Devon Energy Corp., Senior Notes	4.750%	5/15/42	13,677,000	11,924,445
Devon Energy Corp., Senior Notes	5.000%	6/15/45	41,600,000	37,034,271
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	430,000	407,696
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	15,489,000	14,171,240
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	11,042,000	8,905,046
Ecopetrol SA, Senior Notes	4.625%	11/2/31	14,620,000	11,261,621
Ecopetrol SA, Senior Notes	5.875%	5/28/45	41,210,000	28,640,950

See Notes to Schedule of Investments.

14	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Junior Subordinated Notes (3 mo. USD LIBOR + 4.028%)	8.892%	4/17/23	3,394,000	$3,022,851	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	13,375,000	11,803,437	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	14,868,000	13,141,147	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	21,862,000	18,440,597	(b)(c)
Energy Transfer LP, Senior Notes	7.600%	2/1/24	3,892,000	3,929,935
Energy Transfer LP, Senior Notes	2.900%	5/15/25	11,430,000	10,898,512
Energy Transfer LP, Senior Notes	4.950%	6/15/28	4,888,000	4,858,271
Energy Transfer LP, Senior Notes	5.250%	4/15/29	4,100,000	4,088,263
Energy Transfer LP, Senior Notes	3.750%	5/15/30	33,330,000	30,786,734
Energy Transfer LP, Senior Notes	6.500%	2/1/42	3,300,000	3,428,527
Energy Transfer LP, Senior Notes	6.100%	2/15/42	2,000,000	1,960,858
Energy Transfer LP, Senior Notes	5.300%	4/1/44	1,170,000	1,037,315
Energy Transfer LP, Senior Notes	5.350%	5/15/45	2,000,000	1,771,687
Energy Transfer LP, Senior Notes	5.300%	4/15/47	10,000,000	8,781,074
Energy Transfer LP, Senior Notes	5.400%	10/1/47	16,733,000	14,898,589
Energy Transfer LP, Senior Notes	6.250%	4/15/49	20,000,000	19,852,143
Energy Transfer LP, Senior Notes	5.000%	5/15/50	4,660,000	3,984,706
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	510,000	505,674
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	24,093,000	23,437,562
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	8,650,000	7,930,942
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	27,967,000	24,821,394
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	1,030,000	1,208,807
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	970,000	901,442

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	15

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	6,633,000	$5,658,833
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	1,680,000	1,543,076
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	3,370,000	2,862,831
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	21,477,000	16,653,654
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	6,940,000	5,456,075
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	4,965,000	3,997,768	(c)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	6,442,000	6,383,517
EOG Resources Inc., Senior Notes	4.375%	4/15/30	3,690,000	3,680,003
EOG Resources Inc., Senior Notes	3.900%	4/1/35	12,960,000	11,902,310
EOG Resources Inc., Senior Notes	4.950%	4/15/50	19,990,000	20,173,131
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	1,280,000	1,164,237
EQT Corp., Senior Notes	6.125%	2/1/25	1,230,000	1,238,545
EQT Corp., Senior Notes	3.125%	5/15/26	600,000	555,510	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	28,139,000	26,476,407
EQT Corp., Senior Notes	5.000%	1/15/29	10,428,000	9,900,851
EQT Corp., Senior Notes	3.625%	5/15/31	12,373,000	10,736,526	(a)
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	11,540,000	11,207,271
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	13,120,000	12,550,112
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	3,000,000	2,812,770
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	22,720,000	20,518,036
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	4,800,000	4,439,102
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	6,000,000	4,785,933
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	9,050,000	8,093,842	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	12,310,000	10,271,464	(a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	1,497,000	1,676,736
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,450,000	1,493,900
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	1,720,000	1,779,868

See Notes to Schedule of Investments.

16	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	1,260,000	$1,186,315
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	680,000	631,427
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	2,820,000	2,778,803
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	2,190,000	2,153,379
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	3,276,000	3,754,916
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	12,860,000	12,185,486
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	4,650,000	4,108,608
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	8,770,000	7,865,639
MPLX LP, Senior Notes	4.875%	12/1/24	9,800,000	9,743,204
MPLX LP, Senior Notes	4.875%	6/1/25	7,870,000	7,816,637
MPLX LP, Senior Notes	4.800%	2/15/29	8,850,000	8,775,749
MPLX LP, Senior Notes	4.500%	4/15/38	11,800,000	10,499,186
MPLX LP, Senior Notes	5.200%	3/1/47	5,570,000	4,998,311
MPLX LP, Senior Notes	4.700%	4/15/48	12,450,000	10,474,226
MPLX LP, Senior Notes	5.500%	2/15/49	8,066,000	7,516,884
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	1,441,000	1,460,439
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	11,940,000	12,041,132
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	9,455,000	8,900,417
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	19,417,000	17,946,250
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	6,900,000	6,326,610
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	60,000	54,452
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	17,260,000	18,193,507
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	14,340,000	15,831,217
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	4,792,000	5,387,190
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	23,185,000	24,402,212
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	6,250,000	5,025,969

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	17

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	16,480,000	$13,226,043
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	27,550,000	28,996,375
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	9,750,000	7,741,841
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	29,575,000	22,576,291
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	20,750,000	16,113,101
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	2,070,000	1,949,021	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	11,759,000	11,785,535
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	92,550,000	91,763,885
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	17,865,000	17,294,548
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	2,350,000	2,233,193
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,860,000	2,275,914
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	14,210,000	8,987,492
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	14,490,000	9,430,250
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	3,620,000	3,291,793
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	15,860,000	13,035,102
Range Resources Corp., Senior Notes	4.875%	5/15/25	5,160,000	5,064,502
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	10,420,000	8,669,551	(a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	31,080,000	22,006,132	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	2,870,000	2,877,587
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	5,110,000	4,917,163	(a)
Shell International Finance BV, Senior Notes	2.750%	4/6/30	14,090,000	12,858,423
Shell International Finance BV, Senior Notes	6.375%	12/15/38	4,655,000	5,380,008

See Notes to Schedule of Investments.

18	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Shell International Finance BV, Senior Notes	4.550%	8/12/43	6,360,000	$6,024,183
Shell International Finance BV, Senior Notes	4.375%	5/11/45	13,770,000	12,723,880
Shell International Finance BV, Senior Notes	4.000%	5/10/46	8,940,000	7,824,721
Shell International Finance BV, Senior Notes	3.750%	9/12/46	690,000	583,703
Shell International Finance BV, Senior Notes	3.250%	4/6/50	23,710,000	18,114,225
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	17,660,000	17,556,512	(a)
Sinopec Group Overseas Development 2015 Ltd., Senior Notes	3.250%	4/28/25	6,000,000	5,818,837	(a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	9,413,000	10,971,938
Southwestern Energy Co., Senior Notes	5.375%	2/1/29	920,000	868,163
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	3,790,000	3,567,603
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	5,520,000	4,882,163
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	830,000	742,854	(a)
Targa Resources Corp., Senior Notes	5.200%	7/1/27	11,950,000	11,858,501
Targa Resources Corp., Senior Notes	4.950%	4/15/52	5,220,000	4,338,162
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	4,230,000	4,316,606
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	3,930,000	3,803,728
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	2,120,000	2,162,789
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	15,845,000	14,842,719

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	19

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	1,520,000	$1,326,436
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	16,960,000	14,709,892	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	34,600,000	37,083,815
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	10,180,000	8,562,856	(a)
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	9,840,000	9,406,105
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	2,363,000	2,237,726
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	42,385,000	38,623,331
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,170,000	993,155
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	2,700,000	2,329,061
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	6,340,000	5,389,000
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,790,000	1,777,467
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	5,450,000	5,233,166
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	5,920,000	5,366,313
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	4,249,000	4,736,808
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	6,418,000	7,190,620
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	3,652,550
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	900,000	881,910
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	4,000,000	3,666,123
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	6,529,000	5,789,894

Total Oil, Gas & Consumable Fuels				1,687,583,638

TOTAL ENERGY				1,698,714,415

FINANCIALS - 12.7%
Banks - 8.9%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	8,210,000	7,932,419	(a)
BAC Capital Trust XIV, Junior Subordinated Notes (3 mo. USD LIBOR + 0.400%, 4.000% floor)	5.266%	4/17/23	7,226,000	5,403,601	(b)(c)
Banco Santander SA, Senior Notes	3.848%	4/12/23	8,600,000	8,596,348

See Notes to Schedule of Investments.

20	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Banco Santander SA, Senior Notes	2.746%	5/28/25	43,500,000	$41,059,700
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	5.926%	4/12/23	6,200,000	6,200,022	(c)
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,800,000	1,691,466	(c)
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	228,245
Bank of America Corp., Senior Notes	4.000%	4/1/24	13,890,000	13,738,209
Bank of America Corp., Senior Notes	3.500%	4/19/26	16,160,000	15,546,337
Bank of America Corp., Senior Notes	5.000%	1/21/44	33,160,000	31,900,058
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	33,540,000	30,684,126	(c)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	7,000,000	5,617,915	(c)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	28,780,000	23,542,263	(c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	24,180,000	20,491,336	(c)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	20,000,000	16,702,904	(c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	7,180,000	6,051,022	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	27,181,000	25,275,788	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,230,000	6,799,968	(c)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	14,670,000	14,407,997	(c)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	85,750,000	81,283,569	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	21

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	8,130,000	$7,606,507	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	27,790,000	22,879,471	(c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	7,370,000	6,331,613	(c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	10,830,000	10,484,628	(c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	30,080,000	28,655,586	(c)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	14,080,000	13,841,890
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	4,300,000	4,204,314
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	3,050,000	2,981,215
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	14,500,000	14,059,849
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	2,620,000	1,991,562	(c)
Bank of Montreal, Senior Notes	1.850%	5/1/25	26,710,000	25,026,460
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	3,780,000	3,415,747	(c)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	14,860,000	13,708,970
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	9,280,000	8,187,907	(c)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	10,900,000	10,521,778	(c)

See Notes to Schedule of Investments.

22	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	65,350,000	$60,523,821	(c)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	6,895,000	6,618,654	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	46,530,000	44,114,413	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	17,970,000	16,517,007	(a)(c)
BNP Paribas SA, Senior Notes (2.871% to 4/19/31 then SOFR + 1.387%)	2.871%	4/19/32	10,000,000	8,335,697	(a)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	51,040,000	50,475,904	(a)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	50,290,000	50,432,978	(a)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	9,009,000	8,772,349	(a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	3,290,000	3,144,335	(a)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	6,530,000	5,954,432	(a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,238,318	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	15,070,000	14,918,744
Citigroup Inc., Junior Subordinated Notes (5.950% to 1/30/23 then 3 mo. USD LIBOR + 4.068%)	8.870%	7/30/23	6,050,000	6,019,750	(b)(c)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	18,320,000	17,096,143	(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. Term SOFR + 3.685%)	6.300%	5/15/24	3,700,000	3,528,875	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,195,000	2,834,540
Citigroup Inc., Senior Notes	4.650%	7/30/45	19,812,000	18,051,651
Citigroup Inc., Senior Notes	4.650%	7/23/48	3,000,000	2,785,336

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	23

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	15,430,000	$15,367,461	(c)
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	20,000,000	16,606,255	(c)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	35,480,000	29,955,471	(c)
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	20,000,000	17,083,945	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	10,730,000	10,265,545	(c)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. Term SOFR + 1.413%)	3.520%	10/27/28	65,050,000	60,855,979	(c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	16,030,000	14,384,658	(c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	7,640,000	7,127,709	(c)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. Term SOFR + 1.454%)	4.075%	4/23/29	16,280,000	15,535,988	(c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	18,680,000	17,747,457	(c)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	6,760,000	6,682,690	(c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	7,260,000	7,129,865	(c)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	19,090,000	18,622,646
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	25,260,000	25,239,165
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	11,500,000	11,136,057
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	36,920,000	35,829,069
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	1,782,801
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	137,531
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	2,824,000	3,157,191
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,789,000	1,705,571
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	2,080,000	1,844,895
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	32,450,000	31,414,873

See Notes to Schedule of Investments.

24	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	33,050,000	$30,212,103	(a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	14,550,000	13,668,910	(a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	10,920,000	9,778,582	(a)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	11,750,000	10,796,486	(a)(c)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	8,590,000	7,782,812	(a)(c)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	3,510,000	3,480,690	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	18,650,000	18,482,780	(a)
Danske Bank A/S, Senior Notes (1.226% to 6/22/23 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.226%	6/22/24	18,620,000	18,386,297	(a)(c)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	5,370,000	5,111,723	(a)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	2,500,000	2,362,366	(a)(c)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,750,000	1,694,384
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	13,485,000	12,809,597
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	810,000	795,542
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	25,080,000	23,050,044	(c)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	19,080,000	16,040,206	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	25

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	3,480,000	$3,267,863	(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	4,910,000	4,784,089
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	15,970,000	15,202,094
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	22,730,000	20,565,839	(c)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	39,180,000	37,656,369	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	10,920,000	10,356,852	(a)
JPMorgan Chase & Co., Senior Notes	3.625%	5/13/24	20,000	19,754
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	41,130,000	40,872,766	(c)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	20,000,000	16,102,721	(c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	24,800,000	23,219,046	(c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	13,760,000	11,771,305	(c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	10,480,000	8,696,331	(c)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then SOFR + 1.250%)	2.580%	4/22/32	9,440,000	7,949,937	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then SOFR + 2.460%)	3.109%	4/22/41	10,000,000	7,657,090	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	10,560,000	7,497,530	(c)

See Notes to Schedule of Investments.

26	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	29,830,000	$27,936,688	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	35,640,000	35,302,567	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	18,900,000	18,272,618	(c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	7,130,000	6,930,417	(c)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then SOFR + 3.790%)	4.493%	3/24/31	15,000,000	14,585,531	(c)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	3,195,000	3,141,981
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	14,330,000	14,005,343
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	4,050,000	3,987,836
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	10,670,000	10,155,843
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,000,000	930,320	(b)(c)
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	10,560,000	10,356,537
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	14,100,000	13,396,251
Lloyds Banking Group PLC, Senior Notes	4.550%	8/16/28	200,000	190,094
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	2,261,000	2,069,422	(c)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	14,886,307

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	27

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	13,100,000	$12,700,902	(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	13,490,000	12,927,987	(c)
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	10,710,000	10,514,670	(c)
NatWest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	10,000,000	9,952,667	(c)
NatWest Group PLC, Senior Notes (4.892% to 5/18/28 then 3 mo. USD LIBOR + 1.754%)	4.892%	5/18/29	5,450,000	5,237,777	(c)
NatWest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	3,000,000	2,919,953	(c)
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	20,990,000	20,954,613
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	14,190,000	13,062,477
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	15,400,000	14,247,079
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	2,379,000	1,975,546	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	715,000	660,683	(a)
Swedbank AB, Senior Notes	1.300%	6/2/23	17,500,000	17,358,351	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	27,800,000	27,557,635
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	14,120,000	13,003,240
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	10,000,000	9,744,070
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	306,000	282,555	(a)(c)
US Bancorp, Senior Notes	1.450%	5/12/25	30,910,000	28,487,197
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	8,840,000	8,736,102
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	29,510,000	27,630,632
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	23,420,000	22,385,951

See Notes to Schedule of Investments.

28	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	18,940,000	$18,819,496	(c)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	22,380,000	20,989,312	(c)
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	27,690,000	24,952,223	(c)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3mo. Term SOFR + 1.432%)	2.879%	10/30/30	5,770,000	5,018,064	(c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	8,490,000	7,365,896	(c)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	23,440,000	22,101,186	(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	15,920,000	15,250,999	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	139,180,000	131,241,286	(c)
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	1,802,000	1,787,310
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	19,620,000	19,029,817
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	7,807,751
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	1,777,411
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	20,450,000	17,673,614
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	16,404,000	14,640,542
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	3,070,000	2,538,500
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	22,515,000	19,604,041

Total Banks				2,367,183,957

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	29

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - 2.7%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	8,130,000	$7,561,688
CME Group Inc., Senior Notes	5.300%	9/15/43	4,500,000	4,761,120
Credit Suisse AG, Senior Notes	7.950%	1/9/25	34,910,000	35,530,002
Credit Suisse AG, Senior Notes	2.950%	4/9/25	13,780,000	12,822,841
Credit Suisse AG, Senior Notes	7.500%	2/15/28	38,500,000	40,906,250
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	59,000,000	2,876,250	*(a)(b)(c)(d)
Credit Suisse Group AG, Senior Notes	4.550%	4/17/26	3,720,000	3,436,350
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	42,045,000	37,533,694	(a)(c)
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	6,450,000	5,990,115	(a)(c)
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	40,670,000	32,799,135	(a)(c)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	33,870,000	30,154,461	(a)(c)
Credit Suisse Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	9,360,000	11,114,064	(a)(c)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	2,000,000	97,500	*(a)(b)(c)(d)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%)	5.730%	5/1/23	303,000	230,280	(b)(c)
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000	5,029,808
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	5,410,000	5,304,684
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	10,000,000	9,721,569

See Notes to Schedule of Investments.

30	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	16,970,000	$16,487,344
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,633,000	10,164,553
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	10,000,000	8,589,433
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	14,580,000	16,055,653
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	9,754,000	9,022,386
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	20,000,000	16,672,293	(c)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	2,000,000	1,653,887	(c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	7,840,000	5,623,079	(c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	5,790,000	5,483,204	(c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	5,760,000	5,461,785	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	76,385,000	71,817,245	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	21,650,000	20,761,533	(c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	3,096,000	2,336,945	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	24,160,000	23,463,918
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	8,640,000	9,359,514
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	15,341,000	14,558,119

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	31

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	8,610,000	$8,563,160
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	1,690,000	1,657,934
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000	1,327,761	(a)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	34,580,000	32,462,985	(c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	2,020,000	1,656,225	(c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	26,340,000	22,703,565	(c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	32,910,000	30,117,612	(c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	35,353,000	33,510,624	(c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	1,160,000	1,119,380	(c)
UBS AG, Senior Notes	4.500%	6/26/48	10,093,000	9,024,153	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	40,850,000	38,856,928	(a)(b)(c)
UBS Group AG, Senior Notes	4.125%	9/24/25	4,880,000	4,670,905	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	10,530,000	9,786,750	(a)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	7,140,000	5,726,473	(a)(c)

See Notes to Schedule of Investments.

32	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	9,390,000	$9,063,693	(a)(c)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	12,160,000	11,676,421	(a)(c)

Total Capital Markets				705,305,271

Consumer Finance - 0.1%
American Express Co., Senior Notes	3.375%	5/3/24	14,900,000	14,611,850
American Express Co., Senior Notes	4.050%	5/3/29	22,670,000	22,123,141

Total Consumer Finance				36,734,991

Financial Services - 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	18,350,000	17,799,105
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	37,570,000	33,766,149
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	25,990,000	22,708,781
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	14,210,000	11,782,818
Ahold Lease USA Inc. Pass-Through-Trust, Senior Secured Notes	8.620%	1/2/25	392,070	406,492
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	156,000	171,953
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	19,600,000	18,107,262
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	6.798%	12/21/65	2,870,000	1,912,832	(a)(c)
Mastercard Inc., Senior Notes	3.850%	3/26/50	4,530,000	4,029,356
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	7,360,000	7,342,099	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	9,000,000	8,414,313	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,790,000	2,765,186	(a)
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	12,430,000	11,673,673

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	33

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Financial Services - (continued)
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	6,750,000	$5,782,956
USAA Capital Corp., Senior Notes	2.125%	5/1/30	1,100,000	917,895	(a)
Vanguard Group Inc.	3.050%	8/22/50	21,230,000	13,880,576	(e)(f)
Visa Inc., Senior Notes	3.150%	12/14/25	26,130,000	25,401,886
Visa Inc., Senior Notes	2.050%	4/15/30	9,790,000	8,543,146
Visa Inc., Senior Notes	4.300%	12/14/45	16,470,000	15,879,407

Total Financial Services				211,285,885

Insurance - 0.2%
American International Group Inc., Senior Notes	2.500%	6/30/25	5,319,000	5,034,949
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	374,000	273,844
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	5,420,000	5,246,449
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	5,940,000	5,458,119	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	9,320,996	(a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	5,493,000	5,322,195
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	10,670,000	9,829,377	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	5,400,000	4,943,295	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000	7,179,267	(a)

Total Insurance				52,608,491

TOTAL FINANCIALS				3,373,118,595

HEALTH CARE - 3.8%
Biotechnology - 0.6%
AbbVie Inc., Senior Notes	3.750%	11/14/23	3,205,000	3,174,443
AbbVie Inc., Senior Notes	2.600%	11/21/24	47,110,000	45,483,747
AbbVie Inc., Senior Notes	3.800%	3/15/25	10,140,000	9,979,430
AbbVie Inc., Senior Notes	3.600%	5/14/25	9,430,000	9,253,902
AbbVie Inc., Senior Notes	2.950%	11/21/26	10,890,000	10,368,714
AbbVie Inc., Senior Notes	3.200%	11/21/29	52,150,000	48,416,391
AbbVie Inc., Senior Notes	4.550%	3/15/35	140,000	136,974
AbbVie Inc., Senior Notes	4.750%	3/15/45	472,000	445,785
AbbVie Inc., Senior Notes	4.875%	11/14/48	2,385,000	2,298,159

See Notes to Schedule of Investments.

34	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Biotechnology - (continued)
AbbVie Inc., Senior Notes	4.250%	11/21/49	11,776,000	$10,402,628
Amgen Inc., Senior Notes	3.625%	5/22/24	1,480,000	1,459,551
Amgen Inc., Senior Notes	4.663%	6/15/51	1,933,000	1,758,111
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	399,000	394,424
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	5,000,000	4,902,622
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,560,000	1,527,887
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	6,165,000	5,933,165

Total Biotechnology				155,935,933

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	17,140,000	17,029,075
Abbott Laboratories, Senior Notes	4.750%	11/30/36	6,660,000	6,924,859
Abbott Laboratories, Senior Notes	4.900%	11/30/46	10,150,000	10,451,394
Becton Dickinson & Co., Senior Notes	3.363%	6/6/24	8,681,000	8,523,908
Becton Dickinson & Co., Senior Notes	3.734%	12/15/24	1,072,000	1,048,630
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	1,975,000	1,840,266
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	20,900,000	14,619,384	(a)

Total Health Care Equipment & Supplies				60,437,516

Health Care Providers & Services - 1.5%
Aetna Inc., Senior Notes	2.800%	6/15/23	2,610,000	2,597,778
Centene Corp., Senior Notes	4.250%	12/15/27	8,754,000	8,442,883
Centene Corp., Senior Notes	4.625%	12/15/29	12,769,000	12,017,417
Centene Corp., Senior Notes	3.375%	2/15/30	3,060,000	2,672,433
Centene Corp., Senior Notes	3.000%	10/15/30	1,400,000	1,180,173
Centene Corp., Senior Notes	2.625%	8/1/31	1,430,000	1,160,030
Cigna Corp., Senior Notes	2.375%	3/15/31	10,000,000	8,441,602
Cigna Group, Senior Notes	3.750%	7/15/23	12,207,000	12,148,864
Cigna Group, Senior Notes	4.125%	11/15/25	8,050,000	7,923,649
Cigna Group, Senior Notes	4.375%	10/15/28	16,690,000	16,455,995
Cigna Group, Senior Notes	4.800%	8/15/38	26,282,000	25,488,225
Cigna Group, Senior Notes	4.900%	12/15/48	8,400,000	7,911,652
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,410,000	1,218,185
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,447,000	4,369,162
CVS Health Corp., Senior Notes	3.625%	4/1/27	5,590,000	5,389,618
CVS Health Corp., Senior Notes	4.300%	3/25/28	15,750,000	15,476,381
CVS Health Corp., Senior Notes	3.750%	4/1/30	21,210,000	19,859,152

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	35

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
CVS Health Corp., Senior Notes	1.750%	8/21/30	10,000,000	$8,134,034
CVS Health Corp., Senior Notes	1.875%	2/28/31	3,810,000	3,087,830
CVS Health Corp., Senior Notes	2.125%	9/15/31	13,700,000	11,207,981
CVS Health Corp., Senior Notes	4.125%	4/1/40	4,720,000	4,063,764
CVS Health Corp., Senior Notes	5.125%	7/20/45	12,410,000	11,783,616
CVS Health Corp., Senior Notes	5.050%	3/25/48	30,943,000	28,977,159
CVS Health Corp., Senior Notes	4.250%	4/1/50	11,275,000	9,434,156
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	2,075,333	2,085,698
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	1,555,928	1,604,699
CVS Pass-Through Trust, Senior Secured Trust	5.298%	1/11/27	146,182	145,103	(a)
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	5,980,859	6,107,234
Elevance Health Inc., Senior Notes	3.350%	12/1/24	4,140,000	4,043,928
Elevance Health Inc., Senior Notes	3.650%	12/1/27	5,815,000	5,622,257
Elevance Health Inc., Senior Notes	4.100%	5/15/32	3,580,000	3,426,378
Elevance Health Inc., Senior Notes	4.375%	12/1/47	4,000,000	3,565,413
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	780,000	771,323	(a)
HCA Inc., Senior Notes	5.000%	3/15/24	330,000	328,149
HCA Inc., Senior Notes	5.375%	2/1/25	3,542,000	3,545,766
HCA Inc., Senior Notes	7.690%	6/15/25	723,000	748,292
HCA Inc., Senior Notes	5.250%	6/15/26	2,960,000	2,964,397
HCA Inc., Senior Notes	5.375%	9/1/26	518,000	520,201
HCA Inc., Senior Notes	5.625%	9/1/28	700,000	708,689
HCA Inc., Senior Notes	5.875%	2/1/29	4,060,000	4,150,982
HCA Inc., Senior Notes	3.500%	9/1/30	15,493,000	13,809,867
HCA Inc., Senior Notes	5.500%	6/15/47	5,920,000	5,566,212
HCA Inc., Senior Notes	7.500%	11/15/95	15,410,000	16,927,161
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,780,000	1,739,623
Humana Inc., Senior Notes	4.500%	4/1/25	2,460,000	2,439,690
Humana Inc., Senior Notes	3.950%	3/15/27	8,340,000	8,079,437
Humana Inc., Senior Notes	2.150%	2/3/32	4,440,000	3,602,493
Humana Inc., Senior Notes	4.625%	12/1/42	3,460,000	3,128,741
Humana Inc., Senior Notes	4.950%	10/1/44	2,476,000	2,313,390
Humana Inc., Senior Notes	4.800%	3/15/47	600,000	548,667

See Notes to Schedule of Investments.

36	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	2,622,000	$2,571,364
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	7,960,000	7,791,855
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	11,310,000	9,674,718
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	2,750,000	2,357,859
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	9,820,000	9,631,124
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	10,858,930
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	3,420,000	3,083,333
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	10,480,000	9,725,177
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	6,465,000	5,285,353
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	1,080,000	766,305
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	10,385,000	8,512,658
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	1,570,000	1,100,951

Total Health Care Providers & Services				399,295,156

Pharmaceuticals - 1.5%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	5,181,000	3,849,042	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	36,000	16,495	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	2/15/29	20,974,000	8,238,482	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	22,301,000	8,929,097	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	6,789,000	2,606,193	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	67,480,000	25,262,825	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	590,000	485,752	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	37

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	25,023,000	$24,538,720
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	12,042,000	11,645,259
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	2,693,000	2,563,123
Bristol-Myers Squibb Co., Senior Notes	4.550%	2/20/48	3,441,000	3,255,048
Johnson & Johnson, Senior Notes	0.550%	9/1/25	9,820,000	9,033,433
Johnson & Johnson, Senior Notes	0.950%	9/1/27	19,580,000	17,344,608
Johnson & Johnson, Senior Notes	3.625%	3/3/37	29,750,000	27,535,597
Johnson & Johnson, Senior Notes	2.100%	9/1/40	3,700,000	2,687,172
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	17,050,000	15,620,690
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	9,130,000	7,551,742
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	20,400,000	14,459,998
Pfizer Inc., Senior Notes	0.800%	5/28/25	20,340,000	18,875,401
Pfizer Inc., Senior Notes	2.625%	4/1/30	14,195,000	12,820,936
Pfizer Inc., Senior Notes	1.700%	5/28/30	13,010,000	10,959,699
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	6,301
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	2,420,000	2,200,179
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	3,619,000	3,579,712
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,810,000	1,811,955
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	10,230,000	10,450,047
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	81,598,000	73,926,156
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	9,740,000	9,103,759
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	830,000	831,083
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	25,910,000	23,495,360
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	6,060,000	6,368,762

See Notes to Schedule of Investments.

38	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	21,910,000	$14,619,562
Wyeth LLC, Senior Notes	5.950%	4/1/37	5,098,000	5,728,539

Total Pharmaceuticals				380,400,727

TOTAL HEALTH CARE				996,069,332

INDUSTRIALS - 3.2%
Aerospace & Defense - 1.5%
Boeing Co., Senior Notes	1.433%	2/4/24	11,330,000	10,949,787
Boeing Co., Senior Notes	4.875%	5/1/25	45,320,000	45,250,121
Boeing Co., Senior Notes	2.196%	2/4/26	21,860,000	20,291,688
Boeing Co., Senior Notes	3.100%	5/1/26	3,720,000	3,525,353
Boeing Co., Senior Notes	2.700%	2/1/27	5,050,000	4,655,446
Boeing Co., Senior Notes	2.800%	3/1/27	4,740,000	4,349,675
Boeing Co., Senior Notes	3.200%	3/1/29	16,620,000	15,197,270
Boeing Co., Senior Notes	5.150%	5/1/30	16,970,000	17,084,909
Boeing Co., Senior Notes	3.250%	2/1/35	32,524,000	26,591,001
Boeing Co., Senior Notes	3.550%	3/1/38	3,780,000	3,007,946
Boeing Co., Senior Notes	5.705%	5/1/40	23,976,000	24,279,027
Boeing Co., Senior Notes	3.750%	2/1/50	9,510,000	7,215,795
Boeing Co., Senior Notes	5.805%	5/1/50	30,300,000	30,544,077
Boeing Co., Senior Notes	5.930%	5/1/60	14,430,000	14,441,632
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,740,000	1,694,173
General Dynamics Corp., Senior Notes	3.500%	5/15/25	1,990,000	1,952,139
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,535,000	1,451,114
General Dynamics Corp., Senior Notes	4.250%	4/1/50	8,121,000	7,607,226
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	2,988,000	2,950,889
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	2,940,000	2,811,074
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	6,559,000	6,499,697
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	7,740,000	7,533,114
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	2,420,000	2,394,716

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	39

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	36,270,000	$33,019,108
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	16,925,000	16,396,325
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	29,720,000	28,252,182
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	20,320,000	21,074,656
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	6,150,000	6,003,755
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	14,150,000	13,992,343
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	7,780,000	7,675,875
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	13,000,000	11,143,863
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	4,109,000	3,898,350

Total Aerospace & Defense				403,734,326

Air Freight & Logistics - 0.1%
DP World Ltd., Senior Notes	5.625%	9/25/48	27,030,000	26,223,560	(a)

Building Products - 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	3,190,000	2,782,603	(a)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	840,000	637,164

Total Building Products				3,419,767

Commercial Services & Supplies - 0.1%
ADT Security Corp., Senior Secured Notes	4.125%	8/1/29	810,000	723,350	(a)
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	7,500,000	7,279,977
CoreCivic Inc., Senior Notes	4.750%	10/15/27	540,000	476,761
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	7,650,000	7,471,946	(a)
Republic Services Inc., Senior Notes	2.500%	8/15/24	9,100,000	8,818,377

Total Commercial Services & Supplies				24,770,411

Electrical Equipment - 0.0%††
Eaton Corp., Senior Notes	4.150%	11/2/42	4,160,000	3,688,843

See Notes to Schedule of Investments.

40	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	2,120,000	$1,487,729
Canadian Pacific Railway Co., Senior Notes	3.000%	12/2/41	730,000	584,389
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	10,360,000	7,434,091
Union Pacific Corp., Senior Notes	3.750%	7/15/25	8,730,000	8,612,198
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,380,000	4,059,759
Union Pacific Corp., Senior Notes	2.891%	4/6/36	28,460,000	23,538,677
Union Pacific Corp., Senior Notes	3.839%	3/20/60	23,430,000	19,071,181
Union Pacific Corp., Senior Notes	3.750%	2/5/70	12,515,000	9,650,003

Total Ground Transportation				74,438,027

Industrial Conglomerates - 0.2%
3M Co., Senior Notes	2.375%	8/26/29	10,110,000	8,942,373
3M Co., Senior Notes	3.050%	4/15/30	3,400,000	3,111,410
3M Co., Senior Notes	3.700%	4/15/50	20,000,000	16,424,508
Honeywell International Inc., Senior Notes	1.350%	6/1/25	9,750,000	9,154,011

Total Industrial Conglomerates				37,632,302

Machinery - 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	4,080,000	3,763,587
Deere & Co., Senior Notes	3.750%	4/15/50	24,850,000	22,104,933
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	6,550,000	6,185,655
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	5,265,000	4,651,548	(a)

Total Machinery				36,705,723

Passenger Airlines - 0.6%
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	4,300,000	4,297,881
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	9,750,000	9,338,160
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	17,870,000	18,612,320
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	45,310,000	46,484,501	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	15,556,000	15,304,590	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	15,300,000	14,777,475	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	1,745,000	1,658,832	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	13,387,500	13,357,579	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	41

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Passenger Airlines - (continued)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	11,735,997	$11,776,193	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	10,350,000	9,914,039	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	27,030,000	24,484,352	(a)

Total Passenger Airlines				170,005,922

Trading Companies & Distributors - 0.3%
Air Lease Corp., Senior Notes	3.375%	7/1/25	9,600,000	9,153,783
Air Lease Corp., Senior Notes	5.300%	2/1/28	13,660,000	13,492,555
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	4,744,000	4,162,860	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	2,380,000	2,234,225
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	96,000	95,185
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	5,413,000	5,181,865
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,560,000	1,503,013
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	28,270,000	24,979,372
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	10,600,000	9,140,539

Total Trading Companies & Distributors				69,943,397

TOTAL INDUSTRIALS				850,562,278

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.0%††
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	4,927,000	4,111,581	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,740,000	2,006,776	(a)

Total Communications Equipment				6,118,357

IT Services - 0.2%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	40,290,000	39,553,843	(g)

Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Inc., Senior Notes	4.150%	11/15/30	1,207,000	1,119,854
Broadcom Inc., Senior Notes	3.137%	11/15/35	57,100,000	43,957,723	(a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	154,000	116,834	(a)

See Notes to Schedule of Investments.

42	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Broadcom Inc., Senior Notes	4.926%	5/15/37	1,635,000	$1,488,351	(a)
Intel Corp., Senior Notes	3.700%	7/29/25	4,050,000	3,994,261
Intel Corp., Senior Notes	1.600%	8/12/28	12,160,000	10,632,153
Intel Corp., Senior Notes	5.125%	2/10/30	9,830,000	10,014,693
Intel Corp., Senior Notes	4.750%	3/25/50	11,385,000	10,455,626
Intel Corp., Senior Notes	3.050%	8/12/51	5,950,000	4,069,559
Micron Technology Inc., Senior Notes	5.875%	2/9/33	16,226,000	16,415,368
NVIDIA Corp., Senior Notes	2.850%	4/1/30	7,890,000	7,186,902
NVIDIA Corp., Senior Notes	3.500%	4/1/40	17,250,000	14,828,340
NVIDIA Corp., Senior Notes	3.500%	4/1/50	47,120,000	38,627,194	(g)
NVIDIA Corp., Senior Notes	3.700%	4/1/60	16,020,000	12,942,402
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	8,540,000	8,109,531
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	8,690,000	7,366,215

Total Semiconductors & Semiconductor Equipment				191,325,006

Software - 0.8%
Microsoft Corp., Senior Notes	2.875%	2/6/24	19,298,000	19,014,098
Microsoft Corp., Senior Notes	2.700%	2/12/25	4,322,000	4,211,988
Microsoft Corp., Senior Notes	2.400%	8/8/26	54,765,000	52,148,968	(g)
Microsoft Corp., Senior Notes	3.300%	2/6/27	40,450,000	39,707,700	(g)
Microsoft Corp., Senior Notes	3.450%	8/8/36	367,000	339,832
Microsoft Corp., Senior Notes	2.525%	6/1/50	1,686,000	1,194,650
Microsoft Corp., Senior Notes	2.921%	3/17/52	3,247,000	2,471,688
Microsoft Corp., Senior Notes	3.041%	3/17/62	3,169,000	2,379,416
Oracle Corp., Senior Notes	1.650%	3/25/26	31,230,000	28,704,303
Oracle Corp., Senior Notes	2.950%	4/1/30	2,670,000	2,358,469
Oracle Corp., Senior Notes	4.650%	5/6/30	9,810,000	9,555,255
Oracle Corp., Senior Notes	2.875%	3/25/31	32,310,000	27,664,203
Salesforce Inc., Senior Notes	3.250%	4/11/23	11,370,000	11,364,282
Salesforce Inc., Senior Notes	3.700%	4/11/28	3,480,000	3,421,578
Workday Inc., Senior Notes	3.700%	4/1/29	8,894,000	8,345,360

Total Software				212,881,790

Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc., Senior Notes	1.125%	5/11/25	33,600,000	31,547,995
Apple Inc., Senior Notes	2.450%	8/4/26	32,030,000	30,504,115

Total Technology Hardware, Storage & Peripherals				62,052,110

TOTAL INFORMATION TECHNOLOGY				511,931,106

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	43

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 1.3%
Chemicals - 0.4%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	14,230,000	$13,837,978	(a)
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	1,533,000	1,534,263
OCP SA, Senior Notes	4.500%	10/22/25	14,510,000	14,107,783	(a)
OCP SA, Senior Notes	3.750%	6/23/31	12,000,000	9,862,200	(a)
OCP SA, Senior Notes	5.125%	6/23/51	11,820,000	8,641,389	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	28,040,000	25,001,257	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	26,600,000	21,382,676	(a)

Total Chemicals				94,367,546

Containers & Packaging - 0.0%††
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	780,000	611,095	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	610,000	481,540	(a)
Ball Corp., Senior Notes	3.125%	9/15/31	12,830,000	10,629,206

Total Containers & Packaging				11,721,841

Metals & Mining - 0.7%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	3,400,000	3,320,033	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	9,785,000	9,587,000	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	13,125,000	12,482,988	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	3,490,000	3,673,649
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	8,454,000	8,887,386
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	8,260,000	8,712,643
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	7,736,445
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	130,000	129,401
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	5,720,000	5,409,565

See Notes to Schedule of Investments.

44	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	26,672,000	$24,978,747
Glencore Finance Canada Ltd., Senior Notes	6.000%	11/15/41	2,120,000	2,139,164	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	3,200,000	3,188,619	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	33,008,000	32,663,922	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	15,750,000	15,186,898	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	30,800,000	29,509,411
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	5,000,000	4,597,423
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	641,000	648,979
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	6,600,000	6,776,217
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,581,000	6,885,312
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,350,000	9,900,975

Total Metals & Mining				196,414,777

Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	40,390,000	35,180,599
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	10,070,000	8,247,503

Total Paper & Forest Products				43,428,102

TOTAL MATERIALS				345,932,266

REAL ESTATE - 0.1%
Diversified REITs - 0.0%††
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.500%	1/15/28	340,000	315,298	(a)

Health Care REITs - 0.0%††
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	3,294,000	2,819,977	(a)

Retail REITs - 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000	22,733,202	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	600,000	438,101	(a)

Total Retail REITs				23,171,303

TOTAL REAL ESTATE				26,306,578

UTILITIES - 0.3%
Electric Utilities - 0.3%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	6,040,000	5,090,630	(a)
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	3,000,000	3,081,470

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	45

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electric Utilities - (continued)
Duke Energy Ohio Inc., Secured Bonds	3.650%	2/1/29	7,740,000	$7,337,426
Exelon Corp., Senior Notes	5.625%	6/15/35	5,126,000	5,350,687
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	5,780,000	5,284,596
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	15,802,000	15,070,130
FirstEnergy Corp., Senior Notes	5.100%	7/15/47	10,344,000	9,188,512
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	6,640,000	5,795,931
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	8,320,000	6,747,451
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	1,720,000	1,222,715
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	4,040,000	2,672,382
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000	4,949,253

Total Electric Utilities				71,791,183

Multi-Utilities - 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	5,400,000	4,979,485
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	4,490,000	3,728,212
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	3,600,000	4,098,791

Total Multi-Utilities				12,806,488

TOTAL UTILITIES				84,597,671

TOTAL CORPORATE BONDS & NOTES (Cost - $11,999,110,412)				10,748,344,140

MORTGAGE-BACKED SECURITIES - 29.5%
FHLMC - 5.5%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	6/1/23-9/1/52	45,823,974	45,976,336
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/32-4/1/52	53,086,145	48,460,493
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	9/1/32-7/1/49	102,908,276	100,206,213
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	8/1/33-5/1/52	34,132,903	32,576,686
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	8/1/36-12/1/52	19,484,476	20,009,718
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38-1/1/53	6,629,965	6,768,339

See Notes to Schedule of Investments.

46	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-4/1/52	423,052,621	$369,960,021
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41-2/1/52	467,522,996	391,104,208
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	10/1/41-2/1/51	13,517,851	10,839,699
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	8/1/42	1,646,508	1,425,450	(h)
Federal Home Loan Mortgage Corp. (FHLMC)	2.091%	3/1/47	3,100,234	2,952,095	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/47-6/1/52	42,707,511	42,501,800
Federal Home Loan Mortgage Corp. (FHLMC)	2.877%	11/1/47	15,524,397	15,034,871	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	3.007%	11/1/48	44,174,123	42,270,317	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	3.097%	2/1/50	21,535,340	20,843,170	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50-4/1/52	151,741,495	132,553,045	(h)
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	1/1/51-11/1/52	43,923,704	43,207,661	(h)
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	11/1/51	4,998,505	4,497,273	(h)
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	5/1/52	27,040,512	25,153,104	(h)
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	1/1/53-3/1/53	19,525,566	20,168,594
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23-6/1/47	2,940,417	2,936,803
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	9/1/23-4/1/44	911,542	927,191
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	7/1/29-9/1/39	1,167,164	1,223,678
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32-3/1/39	306,898	328,219
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-3/1/45	12,070,001	11,557,146
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	2,646	2,694

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	47

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/36	6,843	$7,163
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-9/1/48	60,484,753	55,722,114
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	10/1/42-8/1/47	21,591,419	21,178,804

Total FHLMC				1,470,392,905

FNMA - 16.1%
Federal National Mortgage Association (FNMA)	4.500%	7/1/23-1/1/59	160,993,148	160,224,558
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	3,150,000	3,047,570
Federal National Mortgage Association (FNMA)	3.200%	2/1/29	268,766	255,574
Federal National Mortgage Association (FNMA)	6.500%	2/1/29-2/1/53	44,099,360	45,937,994
Federal National Mortgage Association (FNMA)	3.450%	3/1/29	610,203	588,562
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	5,693,889	5,374,223
Federal National Mortgage Association (FNMA)	3.250%	5/1/29	679,873	648,336
Federal National Mortgage Association (FNMA)	6.000%	5/1/29-1/1/53	20,107,180	20,898,395
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	1,617,617	1,718,371
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	859	903
Federal National Mortgage Association (FNMA)	2.930%	6/1/30	1,022,916	957,681
Federal National Mortgage Association (FNMA)	2.149%	2/1/32	2,947,470	2,510,204	(c)
Federal National Mortgage Association (FNMA)	3.520%	6/1/32	1,380,000	1,308,745
Federal National Mortgage Association (FNMA)	3.670%	6/1/32	1,195,918	1,152,556
Federal National Mortgage Association (FNMA)	3.730%	6/1/32	1,660,000	1,606,518
Federal National Mortgage Association (FNMA)	3.900%	6/1/32-8/1/32	5,164,000	4,954,212

See Notes to Schedule of Investments.

48	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	3.560%	7/1/32	3,380,000	$3,213,467
Federal National Mortgage Association (FNMA)	3.830%	7/1/32	1,377,000	1,340,538
Federal National Mortgage Association (FNMA)	3.840%	7/1/32-8/1/32	7,637,000	7,419,727
Federal National Mortgage Association (FNMA)	3.860%	7/1/32	384,138	375,371
Federal National Mortgage Association (FNMA)	3.880%	7/1/32	1,981,312	1,938,881
Federal National Mortgage Association (FNMA)	3.890%	7/1/32	24,732,000	23,669,916
Federal National Mortgage Association (FNMA)	4.060%	7/1/32	6,835,790	6,644,916
Federal National Mortgage Association (FNMA)	4.110%	7/1/32	469,000	465,314
Federal National Mortgage Association (FNMA)	4.130%	7/1/32	1,200,000	1,188,192
Federal National Mortgage Association (FNMA)	4.185%	7/1/32	1,604,000	1,599,443
Federal National Mortgage Association (FNMA)	3.850%	8/1/32	5,840,000	5,569,719
Federal National Mortgage Association (FNMA)	3.740%	9/1/32	5,904,000	5,690,282
Federal National Mortgage Association (FNMA)	3.980%	10/1/32	16,299,000	15,704,967
Federal National Mortgage Association (FNMA)	4.260%	11/1/32	8,798,000	8,806,502
Federal National Mortgage Association (FNMA)	4.370%	11/1/32	6,880,000	6,946,805
Federal National Mortgage Association (FNMA)	4.440%	11/1/32	3,535,000	3,586,813
Federal National Mortgage Association (FNMA)	4.410%	12/1/32	7,026,000	7,118,126
Federal National Mortgage Association (FNMA)	4.580%	1/1/33	500,000	513,180
Federal National Mortgage Association (FNMA)	4.690%	1/1/33	699,531	723,429
Federal National Mortgage Association (FNMA)	5.080%	1/1/33	100,000	106,498

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	49

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	4.360%	2/1/33	2,100,000	$2,120,295
Federal National Mortgage Association (FNMA)	4.420%	3/1/33	1,900,000	1,927,138
Federal National Mortgage Association (FNMA)	4.700%	3/1/33	2,200,000	2,282,815
Federal National Mortgage Association (FNMA)	4.870%	3/1/33	300,000	315,260
Federal National Mortgage Association (FNMA)	4.480%	5/1/33	1,823,000	1,835,533	(e)(i)
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-11/1/46	32,642,920	33,248,063
Federal National Mortgage Association (FNMA)	3.500%	9/1/33-5/1/52	364,849,722	345,226,109
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-6/1/52	602,907,836	553,941,589
Federal National Mortgage Association (FNMA)	4.613%	11/1/35	6,953	6,778	(c)
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-9/1/56	24,924,659	25,825,784
Federal National Mortgage Association (FNMA)	2.500%	3/1/38-9/1/61	597,340,423	519,801,793
Federal National Mortgage Association (FNMA)	2.000%	6/1/41-3/1/52	521,397,250	435,480,735
Federal National Mortgage Association (FNMA)	2.000%	11/1/41-12/1/51	27,707,585	23,161,623	(h)
Federal National Mortgage Association (FNMA)	4.000%	4/1/42-6/1/57	310,581,178	302,509,496
Federal National Mortgage Association (FNMA)	1.500%	3/1/51	39,126,353	30,838,650
Federal National Mortgage Association (FNMA)	3.000%	3/1/52	11,571,283	10,407,981	(h)
Federal National Mortgage Association (FNMA)	2.000%	4/1/52	158,500,000	131,049,136	(i)
Federal National Mortgage Association (FNMA)	2.500%	4/1/52	402,500,000	346,951,856	(i)
Federal National Mortgage Association (FNMA)	3.000%	4/1/52	334,200,000	299,890,259	(i)
Federal National Mortgage Association (FNMA)	3.500%	4/1/52	275,000,000	255,545,895	(i)

See Notes to Schedule of Investments.

50	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	4.000%	4/1/52	174,400,000	$166,811,540	(i)
Federal National Mortgage Association (FNMA)	4.500%	4/1/52	180,300,000	176,671,271	(i)
Federal National Mortgage Association (FNMA)	5.000%	4/1/52	132,600,000	132,258,141	(i)
Federal National Mortgage Association (FNMA)	5.500%	4/1/52	71,700,000	72,429,603	(i)
Federal National Mortgage Association (FNMA)	6.000%	4/1/52	9,200,000	9,390,828	(i)
Federal National Mortgage Association (FNMA)	6.500%	4/1/52	5,800,000	5,980,797	(i)
Federal National Mortgage Association (FNMA)	3.500%	6/1/52	3,542,198	3,296,320	(h)
Federal National Mortgage Association (FNMA)	4.500%	11/1/52	27,622,698	27,114,998	(h)
Federal National Mortgage Association (FNMA)	5.500%	4/1/53	12,949,997	13,092,349	(h)

Total FNMA				4,283,219,123

GNMA - 7.9%
Government National Mortgage Association (GNMA)	7.500%	5/15/23-9/15/31	4,891	4,902
Government National Mortgage Association (GNMA)	7.000%	9/15/23-7/15/31	18,511	19,577
Government National Mortgage Association (GNMA)	6.500%	4/15/28-1/15/39	1,105,726	1,144,646
Government National Mortgage Association (GNMA)	6.000%	1/15/29-2/15/37	3,283,382	3,385,404
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	7,022	7,035
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	2,426,401	2,525,588
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	24,762,458	23,037,811
Government National Mortgage Association (GNMA)	4.000%	4/15/47-3/15/50	20,709,851	19,888,194
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	8,205,373	7,943,279
Government National Mortgage Association (GNMA) II	5.000%	4/20/35-2/20/53	78,998,254	80,027,932

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	51

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	807,897	$860,797
Government National Mortgage Association (GNMA) II	6.000%	9/20/38-11/20/41	1,744,991	1,847,838
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-12/20/50	85,274,942	85,235,713
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-6/20/52	226,196,005	214,113,160
Government National Mortgage Association (GNMA) II	4.000%	3/20/45-4/20/50	75,068,667	73,382,461
Government National Mortgage Association (GNMA) II	3.000%	1/20/46-12/20/52	336,109,365	306,400,150
Government National Mortgage Association (GNMA) II	2.500%	8/20/50-2/20/53	270,956,065	238,838,491
Government National Mortgage Association (GNMA) II	2.000%	1/20/51-10/20/51	141,112,652	120,538,810
Government National Mortgage Association (GNMA) II	2.500%	9/20/51	49,289,302	43,432,485	(h)
Government National Mortgage Association (GNMA) II	2.000%	4/1/52	63,400,000	53,865,967	(i)
Government National Mortgage Association (GNMA) II	2.500%	4/1/52	190,900,000	168,014,372	(i)
Government National Mortgage Association (GNMA) II	3.000%	4/1/52	50,700,000	46,184,224	(i)
Government National Mortgage Association (GNMA) II	3.500%	4/1/52	49,400,000	46,314,429	(i)
Government National Mortgage Association (GNMA) II	4.000%	4/1/52	118,800,000	114,382,579	(i)
Government National Mortgage Association (GNMA) II	4.500%	4/1/52	125,800,000	123,916,798	(i)
Government National Mortgage Association (GNMA) II	5.000%	4/1/52	120,400,000	120,559,907	(i)
Government National Mortgage Association (GNMA) II	5.500%	4/1/52	115,000,000	116,309,472	(i)
Government National Mortgage Association (GNMA) II	6.000%	4/1/52	11,300,000	11,511,433	(i)

See Notes to Schedule of Investments.

52	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	5.500%	11/20/52	33,132,607	$33,582,929	(h)
Government National Mortgage Association (GNMA) II	3.500%	12/20/52	26,410,268	24,779,940	(h)

Total GNMA				2,082,056,323

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $8,149,266,736)				7,835,668,351

COLLATERALIZED MORTGAGE OBLIGATIONS(j) - 10.5%
245 Park Avenue Trust, 2017-245P A	3.508%	6/5/37	16,160,000	14,591,901	(a)
Alternative Loan Trust, 2006-6CB 1A4	5.500%	5/25/36	2,808,297	2,345,657
Alternative Loan Trust, 2006-18CB A6 (-4.000 x 1 mo. USD LIBOR + 28.600%)	9.219%	7/25/36	4,698,488	4,608,541	(c)
Alternative Loan Trust, 2006-23CB 2A6, PAC (-4.000 x 1 mo. USD LIBOR + 28.400%)	9.019%	8/25/36	2,368,722	1,579,582	(c)
Alternative Loan Trust, 2006-43CB 1A10	6.000%	2/25/37	3,594,784	2,078,560
Alternative Loan Trust, 2006-43CB 3A3, IO (-1.000 x 1 mo. USD LIBOR + 6.630%)	1.785%	2/25/37	10,561,230	1,430,163	(c)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. USD LIBOR + 0.200%)	4.961%	7/20/46	245,965	187,815	(c)
Angel Oak Mortgage Trust, 2023-1 A1	4.750%	9/26/67	35,383,794	34,162,732	(a)
Angel Oak Mortgage Trust I LLC, 2019-2 B1	5.016%	3/25/49	11,000,000	10,692,986	(a)(c)
Banc of America Funding Trust, 2015-R2 3A2 (1 mo. USD LIBOR + 0.260%)	5.105%	4/29/37	9,915,077	9,697,369	(a)(c)
BANK, 2020-BN29 C	3.028%	11/15/53	2,500,000	1,791,827	(c)
BANK, 2023-5YR1 A2	5.779%	3/15/56	18,300,000	18,482,634	(e)(h)
BBCCRE Trust, 2015-GTP E	4.563%	8/10/33	33,260,000	25,185,031	(a)(c)
BBCMS Trust, 2018-CBM D (1 mo. USD LIBOR + 2.391%)	7.075%	7/15/37	16,390,000	15,391,333	(a)(c)
BCAP LLC Trust, 2010-RR9 6A2	6.000%	10/26/35	8,350,488	6,446,360	(a)(c)
Bear Stearns Asset Backed Securities Trust, 2004-AC6 A1	5.750%	11/25/34	1,765,855	1,529,293

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	53

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Bear Stearns Asset Backed Securities Trust, 2006-AC4 A2 (-4.333 x 1 mo. USD LIBOR + 36.250%)	15.255%	7/25/36	1,429,663	$1,461,947	(c)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1 (1 mo. USD LIBOR + 0.170%)	5.015%	3/25/37	7,875,131	7,067,823	(c)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	28,980,000	23,124,982	(c)
BHMS Mortgage Trust, 2018-MZB (1 mo. USD LIBOR + 6.637%)	11.321%	7/15/25	93,060,000	80,626,719	(a)(c)
BIG Commercial Mortgage Trust, 2022-BIG F (1 mo. Term SOFR + 5.436%)	10.263%	2/15/39	13,160,000	12,250,799	(a)(c)
BPR Trust, 2022-OANA A (1 mo. Term SOFR + 1.898%)	6.725%	4/15/37	9,650,000	9,295,611	(a)(c)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. Term SOFR + 1.034%)	5.862%	10/15/36	16,149,058	15,976,255	(a)(c)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. USD LIBOR + 3.890%)	8.574%	10/15/38	9,267,151	8,458,814	(a)(c)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	8.933%	2/15/39	23,451,131	21,608,780	(a)(c)
BX Trust, 2022-PSB A (1 mo. Term SOFR + 2.451%)	7.278%	8/15/39	32,780,748	32,658,050	(a)(c)
Chevy Chase Funding LLC Mortgage- Backed Certificates Series, 2005-4A A1 (1 mo. USD LIBOR + 0.200%)	5.045%	10/25/36	204,354	177,177	(a)(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	2,800,000	2,656,648
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	9,194,000	8,156,269	(c)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	3.167%	8/25/35	35,733	27,483	(c)
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	5.584%	11/15/37	112,444,286	109,679,618	(a)(c)
COLT Mortgage Loan Trust, 2022-6 A1	4.650%	6/27/67	27,994,375	27,280,723	(a)

See Notes to Schedule of Investments.

54	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Commercial Mortgage Pass-Through Certificates, 2014-CR21 A3	3.528%	12/10/47	504,921	$486,922
Commercial Mortgage Pass-Through Certificates, 2015-DC1 C	4.299%	2/10/48	3,070,000	2,585,038	(c)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	1,723,000	1,560,449
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	1,470,000	1,228,609	(c)
Commercial Mortgage Trust, 2013-CR12 C	5.110%	10/10/46	730,000	490,251	(c)
Commercial Mortgage Trust, 2014-CR19 B	4.698%	8/10/47	8,410,000	8,040,083	(c)
Commercial Mortgage Trust, 2014-CR21 C	4.410%	12/10/47	11,948,000	10,939,056	(c)
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	7,160,000	6,262,393	(c)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	15,770,000	12,324,384	(a)
Commercial Mortgage Trust, 2020-CX B	2.446%	11/10/46	5,000,000	3,838,872	(a)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	12,520,000	11,397,605	(a)
CSMC Trust, 2014-USA E	4.373%	9/15/37	13,470,000	7,544,961	(a)
CSMC Trust, 2015-2R 7A1	4.107%	8/27/36	1,109,462	1,107,793	(a)(c)
CSMC Trust, 2015-4R 3A3 (1 mo. USD LIBOR + 0.310%)	4.211%	10/27/36	36,812,236	14,750,291	(a)(c)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.350%)	10.034%	7/15/32	23,400,000	20,940,709	(a)(c)
CSMC Trust, 2017-TIME A	3.646%	11/13/39	21,200,000	18,018,153	(a)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	34,407,209	30,956,345	(a)(c)
CSMC Trust, 2020-522F A (1 mo. Term SOFR + 3.853%)	8.681%	9/16/25	47,520,000	41,414,875	(a)(c)
CSMC Trust, 2020-FACT F (1 mo. USD LIBOR + 6.157%)	10.841%	10/15/37	7,990,000	6,681,729	(a)(c)
CSMC Trust, 2020-RPL3 A1	2.691%	3/25/60	158,950	156,113	(a)(c)
CSMC Trust, 2020-RPL6 A1	2.688%	3/25/59	27,435,355	26,609,120	(a)(c)
CSMC Trust, 2021-4SZN A (1 mo. Term SOFR + 3.967%)	8.795%	11/15/23	50,000,000	48,198,635	(a)(c)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	12,827,085	12,284,293	(a)(c)
CSMC Trust, 2021-RPL2 A1	2.000%	1/25/60	13,101,263	11,155,670	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	55

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
CSMC Trust, 2022-7R 1A1 (30 Day Average SOFR + 2.500%)	6.811%	10/25/66	43,480,503	$43,371,958	(a)(c)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	8.772%	1/15/24	33,000,000	29,669,302	(a)(c)
CSMC Trust, 2022-MARK XCP, IO	0.064%	6/15/39	131,200,000	57,905	(a)(c)
DBCG Mortgage Trust, 2017-BBG A (1 mo. USD LIBOR + 0.700%)	5.385%	6/15/34	20,260,000	19,966,980	(a)(c)
Extended Stay America Trust, 2021-ESH A (1 mo. USD LIBOR + 1.080%)	5.765%	7/15/38	13,100,500	12,717,780	(a)(c)
Extended Stay America Trust, 2021-ESH E (1 mo. USD LIBOR + 2.850%)	7.535%	7/15/38	7,223,822	6,847,613	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	15,503,008	1,145,752	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	34,072,000	3,757,092	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019-RR01 X, IO	1.534%	6/25/28	22,500,000	1,475,227	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K-154 X1, IO	0.527%	1/25/33	39,238,000	1,230,402	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K104 XAM, IO	1.386%	1/25/30	15,496,000	1,218,994	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K123 X1, IO	0.773%	12/25/30	27,854,594	1,285,091	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K137 X1, IO	0.199%	11/25/31	15,029,888	209,327	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K743 X1, IO	0.925%	5/25/28	75,931,383	3,009,153	(c)

See Notes to Schedule of Investments.

56	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 XAM, IO	1.240%	6/25/29	6,300,000	$413,621	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.835%	10/25/29	20,531,783	908,527	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K110 X1, IO	1.697%	4/25/30	36,554,660	3,325,611	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K116 X1, IO	1.425%	7/25/30	9,334,317	740,038	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K133 X1, IO	0.348%	9/25/31	85,057,233	2,068,822	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K142 X1, IO	0.297%	3/25/32	69,283,307	1,582,070	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K143 X1, IO	0.342%	4/25/55	6,995,024	186,423	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K145 X1, IO	0.317%	6/25/55	71,595,357	1,822,667	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K146 X1, IO	0.230%	6/25/54	67,230,537	1,344,187	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K147 X1, IO	0.357%	6/25/32	24,980,599	736,660	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	57

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K149 X1, IO	0.264%	8/25/32	295,492,232	$6,920,990	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.287%	7/25/26	19,357,399	664,737	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K737 X1, IO	0.637%	10/25/26	42,972,998	756,174	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K741 X1, IO	0.570%	12/25/27	43,062,811	954,367	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.779%	3/25/28	20,480,644	543,622	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.324%	7/25/35	18,226,794	2,015,697	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.472%	2/25/36	12,967,812	529,905	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.212%	6/25/27	12,146,163	363,448	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	3,266,275	3,444,084
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	5,088,010	5,162,818
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	1.606%	11/15/36	604,241	59,232	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	1.746%	2/15/37	3,323,804	331,809	(c)

See Notes to Schedule of Investments.

58	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	1.346%	9/15/37	962,354	$78,400	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3422 AI, IO, Step bond (4.650% to 6/1/26 then 5.650%)	0.250%	1/15/38	374,104	3,232
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	1.546%	1/15/40	1,262,841	127,041	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	1,736,499	1,753,957
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3768 MB, PAC-1	4.000%	12/15/39	16,362	16,325
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	1.266%	10/15/41	2,224,396	210,781	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	1.806%	12/15/41	2,269,767	274,019	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	1.366%	8/15/39	1,697,384	143,991	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	1.316%	8/15/42	610,032	68,914	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	1,603,600	152,039
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4146 DI, IO	3.000%	12/15/31	1,150,755	59,825
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	1.566%	9/15/42	1,114,970	92,451	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	790,768	31,272
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	215,800	8,869
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	0.000%	4/15/41	2,293,462	100,193	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	59

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	8,214,795	$7,590,004
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	5,559,906	5,104,321
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	4,424,997	3,938,426
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	8,436,188	1,235,467
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	23,091,666	3,629,442
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	9,382,336	1,436,697
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	17,783,712	2,404,744
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	5,498,520	809,290
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	27,987,369	4,440,929
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5069 MI, IO	2.500%	2/25/51	6,657,684	989,574
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 NI, IO	2.000%	3/25/51	9,927,370	1,117,271
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	33,829,238	4,691,973
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	6,348,106	808,516
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 CI, IO	2.000%	6/25/49	3,155,121	338,903
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	13,209,410	12,502,965
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	8,600,000	6,943,214
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4391 MZ	3.000%	9/15/44	9,804,388	8,794,147
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	21,339,675	3,369,857
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA6 M1B (30 Day Average SOFR + 3.700%)	8.260%	9/25/42	5,000,000	5,093,824	(a)(c)

See Notes to Schedule of Investments.

60	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 B1 (30 Day Average SOFR + 4.800%)	9.360%	10/25/50	18,832,000	$19,869,760	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 M2 (30 Day Average SOFR + 2.800%)	7.360%	10/25/50	16,338,376	16,531,241	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 M2 (30 Day Average SOFR + 2.000%)	6.560%	12/25/50	27,905,920	27,939,033	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	6.360%	1/25/51	27,426,506	27,064,884	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	7.610%	1/25/34	11,560,000	10,649,502	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	6.960%	2/25/42	32,190,000	31,311,013	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	16,324,732	15,932,719	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	223,961	9,862
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	0.000%	2/15/38	505,569	21,543	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	1.416%	8/15/44	4,020,500	479,797	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	1.316%	12/15/46	10,452,536	1,120,973	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	61

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	7.960%	8/25/33	13,640,000	$13,012,114	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA1 B1 (1 mo. USD LIBOR + 3.150%)	7.995%	7/25/30	10,790,000	10,878,022	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	6.860%	8/25/33	33,444,000	32,967,577	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	9.060%	6/25/42	33,000,000	34,287,614	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2014-C03 1M2 (1 mo. USD LIBOR + 3.000%)	7.845%	7/25/24	22,582,163	23,034,655	(c)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	9.845%	7/25/25	5,204,679	5,444,464	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1B1 (1 mo. USD LIBOR + 4.000%)	8.845%	5/25/30	12,183,000	12,764,614	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	8.395%	7/25/30	13,830,000	14,268,581	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1B1 (1 mo. USD LIBOR + 3.750%)	8.595%	10/25/30	21,245,000	22,019,559	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	9.095%	1/25/31	27,202,000	28,689,378	(a)(c)

See Notes to Schedule of Investments.

62	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2018-R07 1B1 (1 mo. USD LIBOR + 4.350%)	9.195%	4/25/31	8,100,000	$8,402,139	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	8.945%	7/25/39	4,443,994	4,495,196	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2022-R07 1M1 (30 Day Average SOFR + 2.950%)	7.518%	6/25/42	14,777,818	15,053,666	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2022-R08 1M2 (30 Day Average SOFR + 3.600%)	8.160%	7/25/42	3,000,000	3,005,308	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.353%	2/25/43	1,169,694	1,118,146	(c)
Federal National Mortgage Association (FNMA) ACES, 2017-M8 A2	3.061%	5/25/27	3,320,982	3,173,107	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.106%	4/25/28	2,068,230	1,968,460	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	5,042,922	4,844,165
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	2/25/29	9,830,470	9,356,210
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	6,020,366	5,811,509
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.826%	6/25/34	11,685,330	520,763	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.560%	6/25/29	52,145,481	1,395,267	(c)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	6,082,690	$5,552,117
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	6,878,207	6,131,119	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	10,413,781	9,791,763
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	3,383,805	2,973,342
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.498%	9/25/34	40,285,804	2,724,807	(c)
Federal National Mortgage Association (FNMA) REMIC, 2005-88 IP, IO	0.128%	10/25/35	1,212,239	61,166	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-28 IP, IO	0.388%	3/25/36	702,675	30,506	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-59 IP, IO	0.955%	7/25/36	1,651,058	131,988	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP1, IO	4.365%	12/25/36	1,778,617	132,161	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP2, IO	4.733%	12/25/36	2,170,823	120,668	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	1.635%	4/25/40	935,651	111,172	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	5,159,147	5,077,696
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	491,406	508,017

See Notes to Schedule of Investments.

64	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	1.855%	10/25/26	233,147	$5,339	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	165,575	169,590
Federal National Mortgage Association (FNMA) REMIC, 2012-035 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	1.655%	4/25/42	1,168,128	140,406	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-046 BA	6.000%	5/25/42	1,896,850	2,020,351
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	2,830,914	3,070,834
Federal National Mortgage Association (FNMA) REMIC, 2012-074 OA, PO	0.000%	3/25/42	174,843	156,580
Federal National Mortgage Association (FNMA) REMIC, 2012-074 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	1.805%	3/25/42	1,982,028	129,014	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	104,619	93,355
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	1.755%	7/25/42	210,270	25,909	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	390,265	16,045
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	294,726	8,202
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.305%	12/25/42	1,538,600	181,502	(c)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.305%	12/25/42	1,186,087	$149,274	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.305%	12/25/42	3,862,635	445,244	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	2,619,493	2,812,502
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	7,165,209	7,375,275
Federal National Mortgage Association (FNMA) REMIC, 2013-9 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.305%	3/25/42	2,156,131	128,524	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	2,124,403	351,195
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	135,349	5,811
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	2,140,348	358,000
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.305%	6/25/43	2,819,224	349,553	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	1.105%	12/25/43	6,249,508	698,819	(c)
Federal National Mortgage Association (FNMA) REMIC, 2014-6 Z	2.500%	2/25/44	8,612,356	7,494,335
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	0.000%	8/25/44	2,495,917	116,934	(c)

See Notes to Schedule of Investments.

66	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	0.000%	8/25/55	5,004,109	$187,839	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.305%	8/25/45	1,702,727	212,728	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	7,856,280	6,846,165
Federal National Mortgage Association (FNMA) REMIC, 2016-23 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	1.155%	11/25/45	9,555,866	1,106,485	(c)
Federal National Mortgage Association (FNMA) REMIC, 2016-61 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	1.255%	9/25/46	4,247,322	307,785	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	1.255%	10/25/57	17,477,264	1,931,750	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	1.355%	11/25/47	5,840,706	575,657	(c)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	13,628,750	8,393,774
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	27,754,501	21,472,816
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	17,872,185	2,760,643
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	7,809,943	1,287,713
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	50,377,324	7,345,946

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2020-97 AI, IO	2.000%	1/25/51	19,944,531	$2,708,491
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	6,549,082	1,077,122
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	39,867,529	6,039,129
Federal National Mortgage Association (FNMA) STRIPS, 384 14, IO	5.500%	1/25/40	275,327	51,554
Federal National Mortgage Association (FNMA) STRIPS, 427 C73, IO	3.000%	12/25/48	54,822,040	8,850,404
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	515,376	112,766
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	237,721	47,632
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	124,640	25,008	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	104,315	22,679	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	159,059	27,491
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	727,660	159,007
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	1,004,478	33,964
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	57,910	2,349
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	1,697,129	271,335

See Notes to Schedule of Investments.

68	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	1,272,498	$237,891
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	586,884	109,465
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1 (1 mo. USD LIBOR + 0.330%)	5.175%	6/25/37	6,741,387	1,893,031	(c)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	705,857	687,917	(a)(c)
Freddie Mac Multifamily ML Certificates, 2020-ML07 XUS, IO	1.970%	10/25/36	33,451,806	5,048,881	(a)(c)
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	686,394,953	3,524,501	(a)
Government National Mortgage Association (GNMA), 2006-16 GS, IO (-1.000 x 1 mo. USD LIBOR + 6.990%)	2.229%	4/20/36	323,228	23,437	(c)
Government National Mortgage Association (GNMA), 2007-51 SG, IO (-1.000 x 1 mo. USD LIBOR + 6.580%)	1.819%	8/20/37	1,268,640	47,265	(c)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	1.719%	4/20/40	190,387	21,800	(c)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	1.889%	1/20/40	24,074	211	(c)
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	20,932,443	21,215,215
Government National Mortgage Association (GNMA), 2010-118 IO, IO	0.000%	4/16/53	794,749	8	(c)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	5.635%	5/20/60	225,800	226,258	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	4.916%	8/20/58	656,344	651,775	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	69

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	4.946%	12/20/60	198,330	$196,973	(c)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	4.966%	12/20/60	2,785,924	2,768,044	(c)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	51,302	5
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	5.016%	2/20/61	1,018,120	1,012,229	(c)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. USD LIBOR + 0.480%)	5.046%	3/20/61	2,674,982	2,660,331	(c)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	5.066%	3/20/61	2,120,619	2,110,722	(c)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	1.289%	3/20/42	880,636	98,464	(c)
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	211,803	3,463
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	1.372%	8/16/42	1,479,137	160,496	(c)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.610%	1/16/54	21,912,529	360,001	(c)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.064%	10/16/48	22,252,151	30,094	(c)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.570%	11/16/47	8,013,855	103,452	(c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.844%	11/16/47	3,255,234	2,967,117	(c)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	0.000%	11/20/42	994,096	24,229	(c)

See Notes to Schedule of Investments.

70	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2014-17 AM	3.537%	6/16/48	240,652	$231,524	(c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	964,526	24,850
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	313,831	55,772
Government National Mortgage Association (GNMA), 2016-21 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.389%	2/20/46	12,325,833	1,493,587	(c)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	2,331,881	463,844
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	1.372%	10/16/46	4,860,213	772,047	(c)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.449%	8/16/58	12,388,957	322,457	(c)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.681%	2/16/57	16,720,845	603,915	(c)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.595%	7/16/58	7,209,481	202,605	(c)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.526%	2/16/59	4,844,659	158,842	(c)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.507%	4/16/57	29,078,226	881,823	(c)
Government National Mortgage Association (GNMA), 2017-157 IO	0.503%	12/16/59	3,717,933	119,257	(c)
Government National Mortgage Association (GNMA), 2017-H15 KI, IO	1.717%	7/20/67	20,405,923	1,106,213	(c)
Government National Mortgage Association (GNMA), 2017-H18 BI, IO	0.163%	9/20/67	16,087,967	692,812	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	71

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2017-H20 IB, IO	0.153%	10/20/67	8,313,910	$396,011	(c)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	0.002%	11/20/67	2,506,086	95,292	(c)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	3,108,272	2,808,185
Government National Mortgage Association (GNMA), 2018-H06 PF (1 mo. USD LIBOR + 0.300%)	4.866%	2/20/68	7,960,891	7,879,198	(c)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	4.866%	5/20/68	14,113,727	14,071,760	(c)
Government National Mortgage Association (GNMA), 2018-H08 KF (1 mo. USD LIBOR + 0.300%)	4.866%	5/20/68	7,387,324	7,312,652	(c)
Government National Mortgage Association (GNMA), 2018-H13 FC (1 mo. USD LIBOR + 0.300%)	4.866%	7/20/68	5,012,051	4,957,565	(c)
Government National Mortgage Association (GNMA), 2018-H17 FG (12 mo. USD LIBOR + 0.250%)	3.765%	10/20/68	4,025,528	3,971,988	(c)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	4,119,456	3,751,693
Government National Mortgage Association (GNMA), 2020-173 MI, IO	2.500%	11/20/50	24,996,057	3,333,122
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	16,280,351	2,675,983
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	5,589,679	925,470
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	25,969,579	20,651,950
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.840%	5/16/60	23,684,843	1,406,070	(c)

See Notes to Schedule of Investments.

72	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2020-123 IL, IO	2.500%	8/20/50	6,904,073	$967,301
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	20,685,370	2,874,873
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	9,705,906	1,347,781
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	9,253,356	1,278,952
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	6,432,079	894,545
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	8,886,837	1,265,434
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	29,304,645	3,950,366
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	65,487,213	7,163,613
Government National Mortgage Association (GNMA), 2020-184, IO, IO	0.913%	11/16/60	7,594,520	493,302	(c)
Government National Mortgage Association (GNMA), 2020-H09 FL (1 mo. USD LIBOR + 1.150%)	5.716%	5/20/70	17,561,663	17,461,240	(c)
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. USD LIBOR + 1.250%)	5.816%	4/20/70	4,530,055	4,552,157	(c)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	5.066%	7/20/70	1,688,031	1,641,691	(c)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	5.016%	7/20/70	5,715,668	5,530,635	(c)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	5.016%	7/20/70	2,192,677	2,123,897	(c)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. USD LIBOR + 0.400%)	4.966%	8/20/70	52,209	$51,744	(c)
Government National Mortgage Association (GNMA), 2021-14 AB	1.340%	6/16/63	20,776,490	16,480,699
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	39,746,394	31,617,342
Government National Mortgage Association (GNMA), 2021-191 NI, IO	3.000%	10/20/51	1,605,844	273,462
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	469,014	82,008
Government National Mortgage Association (GNMA), 2021-37, IO, IO	0.805%	1/16/61	21,911,862	1,332,259	(c)
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.826%	5/16/63	32,246,183	2,023,806	(c)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.870%	10/16/62	29,188,981	1,876,177	(c)
Government National Mortgage Association (GNMA), 2021-110 IO, IO	0.872%	11/16/63	9,549,685	660,251	(c)
Government National Mortgage Association (GNMA), 2021-115 MI, IO	2.500%	5/20/51	3,835,414	423,161
Government National Mortgage Association (GNMA), 2021-133, IO, IO	0.880%	7/16/63	21,470,775	1,463,208	(c)
Government National Mortgage Association (GNMA), 2022-3 B	1.850%	2/16/61	3,300,000	1,905,768
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	9,199,307	526,010	(c)
Government National Mortgage Association (GNMA), 2022-4 Z	1.900%	3/16/64	2,468,827	1,331,666
Government National Mortgage Association (GNMA), 2022-55 IO, IO	0.567%	1/16/63	28,512,151	1,459,790	(c)
Government National Mortgage Association (GNMA), 2022-59 IO, IO	0.571%	2/16/62	65,354,303	3,476,130	(c)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	11,700,000	10,206,253
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	33,657,663	32,190,468

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2022-147 B	2.200%	10/16/63	5,600,000	$4,356,792
Government National Mortgage Association (GNMA), 2022-189 PT	2.500%	10/20/51	25,399,570	22,218,835
Government National Mortgage Association (GNMA), 2022-196 BE	3.000%	10/16/64	16,429,514	12,961,313	(c)
Government National Mortgage Association (GNMA), 2022-210 IO, IO	0.694%	7/16/64	10,864,822	751,825	(c)
Government National Mortgage Association (GNMA), 2022-216 IO, IO	0.751%	7/16/65	21,962,385	1,505,374	(c)
Government National Mortgage Association (GNMA), 2022-220 E	3.000%	10/16/64	14,200,000	11,357,948	(c)
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A (1 mo. USD LIBOR + 0.640%)	5.485%	10/25/45	1,361,536	1,314,074	(c)
GreenPoint Mortgage Funding Trust, 2005-AR5 2A1 (1 mo. USD LIBOR + 0.560%)	5.405%	11/25/45	11,098,886	6,670,779	(c)
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. USD LIBOR + 0.460%)	5.305%	4/25/36	56,005	64,765	(c)
GS Mortgage Securities Corp. Trust, 2018-SRP5 A (1 mo. USD LIBOR + 1.800%)	6.484%	9/15/31	126,724,698	105,815,072	(a)(c)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. USD LIBOR + 4.450%)	9.134%	11/15/32	12,548,000	11,765,142	(a)(c)
GS Mortgage Securities Trust, 2013- GC16 B	5.161%	11/10/46	4,302,000	4,227,814	(c)
GS Mortgage Securities Trust, 2015- GC30 B	4.025%	5/10/50	16,340,000	14,931,551	(c)
GS Mortgage Securities Trust, 2017- GS8 A4	3.469%	11/10/50	5,490,000	5,099,410
GS Mortgage Securities Trust, 2022- SROA A (1 mo. Term SOFR + 2.650%)	7.348%	7/12/24	7,268,350	7,276,905	(a)(c)
GS Mortgage-Backed Securities Trust, 2022-NQM1 A4	4.000%	5/25/62	25,153,525	22,897,294	(a)(c)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
GSR Mortgage Loan Trust, 2005-AR7 1A1	4.113%	11/25/35	547,801	$309,030	(c)
HarborView Mortgage Loan Trust, 2005-3 2A1A (1 mo. USD LIBOR + 0.480%)	5.241%	6/19/35	1,475,040	1,376,962	(c)
HarborView Mortgage Loan Trust, 2005-7 1A1 (11th District Cost of Funds + 1.850%)	4.119%	6/19/45	1,857,775	928,943	(c)
HarborView Mortgage Loan Trust, 2006-2 1A	4.525%	2/25/36	459,645	147,013	(c)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	4.941%	11/19/46	97,559	67,521	(c)
HOMES Trust, 2023-NQM1 A1	6.182%	1/25/68	24,149,981	24,094,455	(a)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	5.365%	11/25/35	1,349,234	1,169,695	(c)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	5.345%	5/25/37	3,506,055	3,202,232	(a)(c)
IndyMac INDX Mortgage Loan Trust, 2005-AR13 1A1	3.393%	8/25/35	105,525	50,742	(c)
Jefferies Resecuritization Trust, 2015-R1 A2 (1 mo. USD LIBOR + 0.140%)	0.000%	12/26/36	14,413,799	7,380,154	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 B	4.549%	8/15/46	4,000,000	3,918,844	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	4.884%	1/15/47	1,602,000	1,562,558	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	5,930,000	5,686,198
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.230%	7/15/48	19,921,000	18,688,984	(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 B	4.623%	8/15/48	10,543,000	9,842,130	(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 A5	3.694%	3/15/50	620,000	583,116
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	8.434%	5/15/28	10,175,200	9,421,188	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP3 C	3.399%	8/15/49	1,510,000	1,128,543	(c)

See Notes to Schedule of Investments.

76	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.201%	2/15/51	887,454	$791,342	(c)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	5,798,865	5,205,248	(a)(c)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	4,492,787	4,049,902	(a)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	7,122,323	6,372,470	(a)(c)
JPMorgan Resecuritization Trust, 2015-1 4A2	4.285%	9/27/36	10,583,303	9,366,953	(a)(c)
Legacy Mortgage Asset Trust, 2019-GS7 A1, Step bond (6.250% to 10/25/23 then 7.250%)	6.250%	11/25/59	50,842,844	50,818,993	(a)
Legacy Mortgage Asset Trust, 2020-GS5 A1, Step bond (3.250% to 8/25/23, 6.250% to 8/25/24 then 7.250%)	3.250%	6/25/60	3,070,523	3,070,214	(a)
Legacy Mortgage Asset Trust, 2021-GS1 A1, Step bond (1.892% to 1/25/24, 4.892% to 1/25/25 then 5.892%)	1.892%	10/25/66	21,850,367	20,335,315	(a)
Lehman Mortgage Trust, 2006-7 3A4, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	2.305%	11/25/36	5,336,208	1,005,062	(c)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	5.113%	7/25/34	67,551	63,716	(c)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	5.055%	4/25/46	74,925	63,715	(c)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	1,231,200	834,009	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	1,575,911	1,214,914	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	5.195%	5/25/35	1,731,171	910,385	(a)(c)
Med Trust, 2021-MDLN E (1 mo. USD LIBOR + 3.150%)	7.835%	11/15/38	36,022,981	33,918,659	(a)(c)
MHC Commercial Mortgage Trust, 2021-MHC E (1 mo. USD LIBOR + 2.101%)	6.785%	4/15/38	159,000	149,529	(a)(c)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	1,980,121	$507,302	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	312,681	80,108	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	145,070	142,250	(c)
Morgan Stanley Mortgage Loan Trust, 2004-5AR 2A	3.543%	7/25/34	8,221	7,338	(c)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	2.999%	7/25/35	517,254	440,485	(c)
Mortgage Loan Resecuritization Trust, 2009-RS1 A85 (1 mo. USD LIBOR + 0.340%)	5.002%	4/16/36	28,528,885	26,908,610	(a)(c)
Multifamily Trust, 2016-1 B	2.543%	4/25/46	1,298,782	1,300,405	(a)(c)
New Residential Mortgage Loan Trust, 2022-NQM4 A1, Step bond (5.000% to 6/1/26 then 6.000%)	5.000%	6/25/62	14,682,464	14,432,387	(a)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	45,661	24,059
Nomura Resecuritization Trust, 2015-5R 3A5 (1 mo. USD LIBOR + 0.260%)	4.035%	2/26/46	8,622,364	6,706,519	(a)(c)
NYMT Loan Trust, 2020-SP2 A1	2.944%	10/25/60	25,223,843	24,661,316	(a)(c)
NYMT Loan Trust, 2022-SP1 A1, Step bond (5.250% to 7/1/25, 8.250% to 7/1/26 then 9.250%)	5.250%	7/25/62	41,795,951	41,892,959	(a)
PMT Credit Risk Transfer Trust, 2019-3R A (1 mo. USD LIBOR + 3.700%)	8.552%	11/27/31	4,520,658	4,375,939	(a)(c)
PMT Credit Risk Transfer Trust, 2021-1R A (1 mo. USD LIBOR + 2.900%)	7.752%	2/27/24	17,183,051	16,682,505	(a)(c)
Prime Mortgage Trust, 2006-1 3A2, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	2.305%	6/25/36	6,611,683	808,215	(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	19,198,839	15,829,137	(a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	26,936,638	21,492,711	(a)(c)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	54,479,739	54,647,537	(a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	356,551	154,933
RAMP Trust, 2005-SL1 A7	8.000%	5/25/32	131,007	87,745

See Notes to Schedule of Investments.

78	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
RBSGC Mortgage Loan Trust, 2007-B 1A4 (1 mo. USD LIBOR + 0.450%)	5.295%	1/25/37	5,048,851	$1,707,487	(c)
RBSSP Resecuritization Trust, 2009-12 9A2	3.852%	3/25/36	4,351,692	3,857,047	(a)(c)
Redwood Funding Trust, 2019-1 PT, Step bond (4.468% to 7/29/23 then 4.968%)	4.468%	9/27/24	27,369,655	27,256,071	(a)
Reperforming Loan REMIC Trust, 2006-R2 AS, IO	1.409%	7/25/36	6,765,448	276,683	(a)(c)
Residential Asset Securitization Trust, 2004-A2 1A3, PAC (1 mo. USD LIBOR + 0.400%)	5.245%	5/25/34	4,283	4,123	(c)
SCOTT Trust, 2023-SFS A	5.910%	3/15/40	23,380,000	23,706,188	(a)
Shops at Crystals Trust, 2016-CSTL A	3.126%	7/5/36	6,160,000	5,449,127	(a)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	3.034%	1/15/24	15,000,000	14,754,403	(a)
Soho Trust, 2021-SOHO B	2.697%	8/10/38	23,410,000	16,217,992	(a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-8 1A1	4.442%	7/25/34	344	322	(c)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.360%)	5.205%	7/25/46	77,030	62,630	(c)
Structured Asset Mortgage Investments Trust, 2003-AR1 A1 (1 mo. USD LIBOR + 0.740%)	5.501%	10/19/33	46,392	41,848	(c)
SunTrust Alternative Loan Trust, 2006-1F 3A (1 mo. USD LIBOR + 0.350%)	5.195%	4/25/36	15,510,331	4,172,479	(c)
Towd Point Mortgage Trust, 2015-2 1B3	3.531%	11/25/60	8,883,500	7,556,215	(a)(c)
Towd Point Mortgage Trust, 2019-HY2 A1 (1 mo. USD LIBOR + 1.000%)	5.845%	5/25/58	15,281,412	15,104,843	(a)(c)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	5,440,000	5,054,249
UBS Commercial Mortgage Trust, 2017-C3 A4	3.426%	8/15/50	6,000,000	5,546,569
VLS Commercial Mortgage Trust, 2020-LAB A	2.130%	10/10/42	64,690,000	50,834,321	(a)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.300%	2/15/51	1,659,103		$1,485,727	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR9 1A7	4.157%	9/25/33	3,726		3,388	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR15 A1C3 (1 mo. USD LIBOR + 0.960%)	5.805%	11/25/45	15,662,300		12,971,547	(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	12/31/23	2,164,161		2,129,579	(a)(c)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.460%)	0.615%	3/25/37	5,873,989		305,255	(c)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1 (1 mo. USD LIBOR + 0.430%)	5.275%	6/25/37	1,963,251		1,574,838	(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 B	4.364%	7/15/46	450,000		341,808	(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 AS	3.808%	12/15/47	5,630,000		5,356,290
Wells Fargo Commercial Mortgage Trust, 2017-C41 XA, IO	1.154%	11/15/50	30,154,872		1,246,759	(c)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	7,530,000		7,153,898
Wells Fargo Commercial Mortgage Trust, 2022-JS2 G	3.454%	12/15/39	10,000,000		6,231,580	(a)(c)
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	270,000		261,529	(c)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	0.961%	3/15/47	28,520,478		145,839	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $3,013,392,510)					2,787,241,449

SOVEREIGN BONDS - 7.1%
Argentina - 0.2%
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	70,110,000	ARS	123,151	(e)
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	5,149,404		1,453,623
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23, 0.750% to 7/9/27 then 1.750%)	0.500%	7/9/30	52,413,058		15,314,013

See Notes to Schedule of Investments.

80	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Argentine Republic Government International Bond, Senior Notes, Step bond (3.500% to 7/9/29 then 4.875%)	3.500%	7/9/41	22,200,000		$6,322,234
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	61,333,394		21,731,341	(a)

Total Argentina					44,944,362

Brazil - 1.0%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	350,000,000	BRL	64,858,015
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	370,741,000	BRL	62,326,482
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	14,440,000		14,149,583
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	6,984,000		6,196,849
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	54,640,000		43,075,177
Brazilian Government International Bond, Senior Notes	5.625%	2/21/47	27,670,000		23,370,815
Brazilian Government International Bond, Senior Notes	4.750%	1/14/50	61,520,000		45,660,266

Total Brazil					259,637,187

Colombia - 0.2%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	18,820,000		14,051,508
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	23,030,000		14,984,910
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	19,220,000		14,592,776
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	10,000,000		7,003,638

Total Colombia					50,632,832

Indonesia - 1.5%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	11,090,000		9,872,902
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	3,160,000		2,513,064
Indonesia Treasury Bond	7.000%	5/15/27	1,675,317,000,000	IDR	114,209,146

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - (continued)
Indonesia Treasury Bond	6.500%	2/15/31	3,650,281,000,000	IDR	$242,102,401
Indonesia Treasury Bond	6.375%	4/15/32	279,555,000,000	IDR	18,268,722

Total Indonesia					386,966,235

Israel - 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	14,340,000		12,991,094
State of Israel, Senior Notes	3.375%	1/15/50	8,320,000		6,391,740
State of Israel, Senior Notes	3.800%	5/13/60	5,000,000		3,894,910	(k)

Total Israel					23,277,744

Kenya - 0.1%
Republic of Kenya Government International Bond, Senior Notes	6.875%	6/24/24	5,780,000		5,356,788	(k)
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	6,600,000		5,428,929	(a)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	31,980,000		22,665,825	(a)

Total Kenya					33,451,542

Mexico - 3.7%
Mexican Bonos, Bonds	10.000%	12/5/24	174,780,000	MXN	9,636,640
Mexican Bonos, Bonds	8.000%	11/7/47	6,080,860,000	MXN	300,550,386
Mexican Bonos, Senior Notes	8.500%	5/31/29	1,174,020,000	MXN	64,165,210
Mexican Bonos, Senior Notes	7.750%	11/23/34	2,887,410,000	MXN	147,892,435
Mexican Bonos, Senior Notes	7.750%	11/13/42	8,206,736,200	MXN	397,400,498
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	31,650,000		25,101,130
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	24,680,000		20,209,503
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	9,190,000		8,247,284

Total Mexico					973,203,086

Nigeria - 0.0%††
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	8,130,000		6,645,625	(a)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	9,270,000		7,092,013	(a)

Total Nigeria					13,737,638

See Notes to Schedule of Investments.

82	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Panama - 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	39,170,000		$30,117,025
Panama Government International Bond, Senior Notes	4.500%	4/1/56	8,130,000		6,071,133

Total Panama					36,188,158

Paraguay - 0.0%††
Paraguay Government International Bond, Senior Notes	3.849%	6/28/33	11,240,000		9,930,576	(a)

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	14,240,000		12,189,693
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	2,330,000		2,539,897
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	14,280,000		14,427,875

Total Peru					29,157,465

Russia - 0.1%
Russian Federal Bond - OFZ	7.750%	9/16/26	256,110,000	RUB	164,913	*(d)
Russian Federal Bond - OFZ	8.150%	2/3/27	2,696,040,000	RUB	1,736,021	*(d)
Russian Federal Bond - OFZ	7.050%	1/19/28	9,423,889,000	RUB	6,068,184	*(d)
Russian Federal Bond - OFZ	6.900%	5/23/29	5,316,800,000	RUB	3,423,567	*(d)
Russian Federal Bond - OFZ	7.650%	4/10/30	7,332,630,000	RUB	4,721,591	*(d)
Russian Federal Bond - OFZ	7.250%	5/10/34	309,130,000	RUB	199,053	*(d)
Russian Federal Bond - OFZ	7.700%	3/16/39	5,422,870,000	RUB	3,491,867	*(d)

Total Russia					19,805,196

Uruguay - 0.0%††
Uruguay Government International Bond, Senior Notes	7.875%	1/15/33	1		1

TOTAL SOVEREIGN BONDS (Cost - $2,546,954,121)					1,880,932,022

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 6.2%
U.S. Government Obligations - 6.2%
Department of Housing and Urban Development, Notes	2.850%	8/1/24	4,537,000		4,442,087
U.S. Treasury Bonds	1.125%	8/15/40	102,827,000		68,054,604
U.S. Treasury Bonds	2.250%	5/15/41	116,890,000		92,929,833
U.S. Treasury Bonds	1.750%	8/15/41	214,870,000		155,747,177
U.S. Treasury Bonds	2.000%	11/15/41	54,120,000		40,889,140
U.S. Treasury Bonds	4.000%	11/15/42	240,890,000		247,514,475
U.S. Treasury Bonds	3.625%	8/15/43	8,740,000		8,490,774	(l)
U.S. Treasury Bonds	3.625%	2/15/44	262,096,000		253,751,927	(g)(m)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	83

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Bonds	3.125%	8/15/44	12,600,000	$11,251,898
U.S. Treasury Bonds	2.875%	8/15/45	437,120,000	372,841,163	(l)(m)
U.S. Treasury Bonds	3.375%	11/15/48	28,670,000	26,834,448
U.S. Treasury Bonds	2.000%	2/15/50	42,890,800	30,425,661
U.S. Treasury Bonds	1.250%	5/15/50	114,650,000	66,720,925
U.S. Treasury Bonds	1.375%	8/15/50	300,310,000	180,526,194
U.S. Treasury Bonds	2.375%	5/15/51	34,780,000	26,721,501
U.S. Treasury Notes	4.625%	3/15/26	5,100,000	5,216,543
U.S. Treasury Notes	4.000%	2/29/28	1,350,000	1,374,522
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000	5,690,705
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	152,060,000	58,491,392

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $2,067,739,968)				1,657,914,969

			FACE AMOUNT†/ UNITS
ASSET-BACKED SECURITIES - 3.2%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	6.135%	7/1/39	1,275,000	1,187,837	(c)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/5/49	23,789,700	23,324,274	(a)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	16,770,000	15,914,415	(a)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A D	3.340%	8/20/26	5,000,000	4,383,937	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	8,010,000	7,112,093	(a)
Avis Budget Rental Car Funding AESOP LLC, 2022-3A A	4.620%	2/20/27	7,110,000	6,993,548	(a)
Avis Budget Rental Car Funding AESOP LLC, 2023-1A A	5.250%	4/20/29	27,050,000	27,173,104	(a)
Bear Stearns Asset Backed Securities Trust, 2005-CL1 A1	3.248%	9/25/34	604,125	584,010	(c)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	7.634%	12/27/39	37,827	37,894	(c)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	6.345%	10/25/37	23,685,000	22,713,413	(a)(c)

See Notes to Schedule of Investments.

84	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
CIT Mortgage Loan Trust, 2007-1 1M2 (1 mo. USD LIBOR + 1.750%)	6.595%	10/25/37	108,930,000	$96,411,394	(a)(c)
College Ave Student Loans LLC, 2019-A A1 (1 mo. USD LIBOR + 1.400%)	6.245%	12/28/48	14,231,529	13,995,834	(a)(c)
Conseco Finance Corp., 1996-5 B1	8.100%	7/15/26	269,023	323	(c)
Conseco Finance Corp., 1999-3 A9	6.530%	2/1/31	7,054,374	6,057,016	(c)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	4.834%	11/15/36	241,616	211,040	(c)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	4.824%	1/15/37	1,878,955	1,666,122	(c)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	7.702%	8/9/24	54,992,025	53,985,185	(a)(c)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A (3 mo. USD LIBOR + 2.900%)	6.580%	10/25/45	59,501,709	58,171,845	(a)
DB Master Finance LLC, 2021-1A A23	2.791%	11/20/51	35,461,125	28,738,802	(a)
Dividend Solar Loans LLC, 2018-2 B	4.250%	12/20/38	390,485	326,578	(a)
ECMC Group Student Loan Trust, 2020-2A A (1 mo. USD LIBOR + 1.150%)	5.995%	11/25/69	6,825,436	6,744,441	(a)(c)
EFS Volunteer No 2 LLC, 2012-1 A2 (1 mo. USD LIBOR + 1.350%)	6.195%	3/25/36	4,446,425	4,438,434	(a)(c)
Fannie Mae Grantor Trust, 2017-T1 A	2.898%	6/25/27	3,983,148	3,756,108
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	48,520,000	47,021,275
FS Rialto Issuer LLC, 2022-FL6 A (1 mo. Term SOFR + 2.580%)	7.271%	8/17/37	10,000,000	10,054,507	(a)(c)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN (1 mo. USD LIBOR + 0.500%)	5.345%	10/25/34	1,005,419	994,126	(a)(c)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. USD LIBOR + 0.400%)	5.245%	10/25/46	4,422,322	3,693,928	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	85

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	1,660,000	$1,555,167	(a)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	61,540,000	54,614,670	(a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	40,578,820	32,738,366	(a)
J.G. Wentworth XLI LLC, 2018-1A A	3.740%	10/17/72	6,409,016	5,703,477	(a)
Jimmy Johns Funding LLC, 2017-1A A2II	4.846%	7/30/47	6,280,505	5,900,755	(a)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	20,470,359	16,173,901	(a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	6,333,129	5,014,690	(a)
Long Beach Mortgage Loan Trust, 2006-9 2A3 (1 mo. USD LIBOR + 0.320%)	5.165%	10/25/36	3,092,615	976,759	(c)
MF1 LLC, 2022-FL10 A (1 mo. Term SOFR + 2.635%)	7.391%	9/17/37	15,590,000	15,717,186	(a)(c)
Morgan Stanley ABS Capital I Inc. Trust, 2003-HE3 M1 (1 mo. USD LIBOR + 1.020%)	5.865%	10/25/33	64,254	62,984	(c)
Morgan Stanley Resecuritization Trust, 2015-R7 1BXA	7.060%	2/26/29	14,791,963	13,709,901	(a)(c)
National Collegiate Student Loan Trust, 2005-2 A51 (1 mo. USD LIBOR + 0.370%)	5.215%	6/25/33	10,402,187	9,728,447	(c)
National Collegiate Student Loan Trust, 2006-1 A5 (1 mo. USD LIBOR + 0.350%)	5.195%	3/25/33	5,953,357	5,549,423	(c)
National Collegiate Student Loan Trust, 2006-4 A4 (1 mo. USD LIBOR + 0.310%)	5.155%	5/25/32	2,286,642	2,159,799	(c)
Navient Private Education Refi Loan Trust, 2020-GA A	1.170%	9/16/69	2,245,998	2,009,890	(a)
Navient Student Loan Trust, 2019-BA B	4.040%	12/15/59	900,000	817,272	(a)
Oak Street Investment Grade Net Lease Fund, 2020-1A A1	1.850%	11/20/50	5,755,854	5,199,284	(a)
Option One Mortgage Loan Trust, 2007-FXD2 1A1	5.820%	3/25/37	21,242,447	18,720,081
Origen Manufactured Housing Contract Trust, 2006-A A2	5.522%	10/15/37	4,314,169	3,737,120	(c)

See Notes to Schedule of Investments.

86	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Origen Manufactured Housing Contract Trust, 2007-A A2	6.616%	4/15/37	5,587,250	$5,165,569	(c)
Ownit Mortgage Loan Asset-Backed Certificates, 2004-1 M2 (1 mo. USD LIBOR + 1.800%)	6.645%	7/25/35	1,239,730	1,211,866	(c)
RAMP Trust, 2003-RS7 MII1 (1 mo. USD LIBOR + 0.750%)	5.210%	8/25/33	618,748	600,977	(c)
Renaissance Home Equity Loan Trust, 2003-4 A3 (1 mo. USD LIBOR + 1.240%)	6.085%	3/25/34	3,871,414	3,469,080	(c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	13,351,255	6,758,046
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. USD LIBOR + 1.500%)	6.345%	10/25/32	1,019,231	1,005,730	(a)(c)
SMB Private Education Loan Trust, 2020-A A2B (1 mo. USD LIBOR + 0.830%)	5.514%	9/15/37	3,173,793	3,083,010	(a)(c)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	49,649	16,123,344	(a)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	10,985,000	9,863,712	(a)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	20,000,000	17,506,880	(a)
SMB Private Education Loan Trust, 2021-C APT1	1.390%	1/15/53	29,430,282	25,920,621	(a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	11,387,560	10,375,263	(a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	5.065%	2/25/36	1,079,234	26,332	(a)(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-BC2 A4 (1 mo. USD LIBOR + 0.300%)	5.145%	3/25/37	18,829,557	14,772,243	(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-WF2 M1 (1 mo. USD LIBOR + 2.250%)	7.095%	8/25/37	17,510,000	15,581,690	(a)(c)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.812%	5/25/31	3,642,431	2,940,568	(a)(c)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	2,368,547	2,115,157	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	87

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Sunrun Demeter Issuer LLC, 2021-2A A	2.270%	1/30/57	27,228,900	$21,855,843	(a)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	18,033,148	14,987,346	(a)
Trinity Rail Leasing LLC, 2020-2A A2	2.560%	11/19/50	21,708,000	18,770,606	(a)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	3,861,031	3,609,272
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	7,406,092	6,594,226
Wingstop Funding LLC, 2020-1A A2	2.841%	12/5/50	3,880,875	3,417,531	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $970,056,045)				851,535,567

			FACE AMOUNT†
SENIOR LOANS - 3.1%
COMMUNICATION SERVICES - 0.3%
Entertainment - 0.1%
UFC Holdings LLC, Term Loan B3 (3 mo. USD LIBOR + 2.750%)	7.570%	4/29/26	16,060,187	15,993,698	(c)(n)(o)

Interactive Media & Services - 0.0%††
Rackspace Technology Global Inc., Term Loan B (3 mo. USD LIBOR + 2.750%)	7.595%	2/15/28	7,018,295	3,815,882	(c)(n)(o)

Media - 0.2%
Charter Communications Operating LLC, Term Loan B1 (1 mo. Term SOFR + 1.750%)	6.557%	4/30/25	16,896,363	16,906,923	(c)(n)(o)
Charter Communications Operating LLC, Term Loan B2 (1 mo. Term SOFR + 1.750%)	6.557%	2/1/27	2,349,292	2,331,308	(c)(n)(o)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	7.840%	5/1/26	10,239,179	9,107,238	(c)(n)(o)
Nexstar Media Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	7.340%	9/18/26	3,780,521	3,776,740	(c)(n)(o)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (3 mo. USD LIBOR + 3.500%)	8.659%	12/17/26	13,368,178	11,884,310	(c)(n)(o)

See Notes to Schedule of Investments.

88	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	7.184%	1/31/28	19,335,838	$19,065,137	(c)(n)(o)
Virgin Media Bristol LLC, Term Loan Facility Q (1 mo. USD LIBOR + 3.250%)	7.934%	1/31/29	4,840,000	4,799,489	(c)(n)(o)

Total Media				67,871,145

TOTAL COMMUNICATION SERVICES				87,680,725

CONSUMER DISCRETIONARY - 0.3%
Automobile Components - 0.0%††
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	8.090%	4/30/26	5,688,798	5,669,826	(c)(n)(o)

Diversified Consumer Services - 0.0%††
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1 (3 mo. USD LIBOR + 2.750%)	7.517%	9/23/26	10,569,898	10,550,661	(c)(n)(o)

Hotels, Restaurants & Leisure - 0.2%
Alterra Mountain Co., 2028 Term Loan B (1 mo. USD LIBOR + 3.500%)	8.341%	8/17/28	11,937,999	11,923,076	(c)(n)(o)
Caesars Entertainment Inc., Term Loan B (1 mo. Term SOFR + 3.350%)	8.157%	2/6/30	2,060,000	2,053,130	(c)(n)(o)
Entain Holdings Gibraltar Ltd., Term Loan Facility B (3 mo. Term SOFR + 2.600%)	7.437%	3/29/27	3,388,342	3,386,225	(c)(n)(o)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	7.340%	5/29/26	10,178,222	10,180,359	(c)(n)(o)
Scientific Games International Inc., Initial Term Loan B (1 mo. Term SOFR + 3.100%)	7.960%	4/13/29	19,095,052	18,979,622	(c)(n)(o)
Station Casinos LLC, Term Loan Facility B1 (1 mo. USD LIBOR + 2.250%)	7.100%	2/8/27	9,136,624	9,077,922	(c)(n)(o)

Total Hotels, Restaurants & Leisure				55,600,334

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	89

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 0.1%
Great Outdoors Group LLC, Term Loan B2 (1 mo. USD LIBOR + 3.750%)	8.590%	3/6/28	5,526,877	$5,464,727	(c)(n)(o)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. USD LIBOR + 2.750%)	7.590%	10/19/27	13,581,594	13,193,975	(c)(n)(o)

Total Specialty Retail				18,658,702

TOTAL CONSUMER DISCRETIONARY				90,479,523

CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.500%)	8.659%	3/31/28	22,732,722	20,495,027	(c)(n)(o)

Household Products - 0.0%††
Energizer Holdings Inc., Term Loan (1 mo. Term SOFR + 2.364%)	7.116%	12/22/27	4,917,229	4,889,569	(c)(n)(o)

TOTAL CONSUMER STAPLES				25,384,596

ENERGY - 0.0%††
Oil, Gas & Consumable Fuels - 0.0%††
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. Term SOFR + 2.000%)	6.807%	8/4/28	1,723,942	1,720,347	(c)(n)(o)

FINANCIALS - 0.7%
Capital Markets - 0.1%
Allspring Buyer LLC, Term Loan (3 mo. USD LIBOR + 3.000%)	8.188%	11/1/28	9,148,736	9,137,300	(c)(n)(o)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	7.659%	2/1/27	10,377,571	10,098,725	(c)(n)(o)
Focus Financial Partners LLC, Term Loan B5 (1 mo. Term SOFR + 3.250%)	8.057%	6/30/28	20,085,929	19,932,473	(c)(n)(o)

Total Capital Markets				39,168,498

Consumer Finance - 0.1%
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	6.590%	11/16/26	16,891,619	16,801,165	(c)(n)(o)

See Notes to Schedule of Investments.

90	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Financial Services - 0.3%
Castlelake Aviation One Designated Activity Co., Initial Term Loan (3 mo. USD LIBOR + 2.750%)	7.616%	10/22/26	9,387,543	$9,310,519	(c)(n)(o)
Citadel Securities LP, 2021 Term Loan (1 mo. Term SOFR + 2.614%)	7.422%	2/2/28	17,260,925	17,133,280	(c)(n)(o)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (1 mo. Term SOFR + 3.750%)	8.557%	4/9/27	16,934,288	16,440,399	(c)(n)(o)
Setanta Aircraft Leasing DAC, Term Loan (3 mo. USD LIBOR + 2.000%)	7.159%	11/5/28	35,690,000	35,730,151	(c)(n)(o)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.100%)	7.859%	1/13/29	10,596,500	10,250,471	(c)(n)(o)

Total Financial Services				88,864,820

Insurance - 0.2%
AmWINS Group Inc., 2023 Incremental Term Loan (1 mo. Term SOFR + 2.850%)	7.657%	2/19/28	3,311,700	3,302,394	(c)(n)(o)
AmWINS Group Inc., Term Loan (1 mo. USD LIBOR + 2.250%)	7.090%	2/19/28	342,402	338,860	(c)(n)(o)
Asurion LLC, New Term Loan B8 (1 mo. USD LIBOR + 3.250%)	8.090%	12/23/26	16,222,601	15,092,859	(c)(n)(o)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	8.090%	7/31/27	9,510,019	8,749,218	(c)(n)(o)
Asurion LLC, Term Loan B11 (1 mo. Term SOFR + 4.250%)	9.057%	8/21/28	17,782,661	16,537,875	(c)(n)(o)

Total Insurance				44,021,206

TOTAL FINANCIALS				188,855,689

HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	8.090%	10/23/28	11,528,196	11,255,324	(c)(n)(o)

Health Care Providers & Services - 0.3%
EyeCare Partners LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	8.590%	2/18/27	11,493,504	9,434,271	(c)(n)(o)
Global Medical Response Inc., 2020 Term Loan (3 mo. USD LIBOR + 4.250%)	9.236%	10/2/25	14,788,471	10,475,191	(c)(n)(o)
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 mo. USD LIBOR + 2.000%)	6.840%	11/15/27	12,294,162	12,066,229	(c)(n)(o)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	8.090%	3/5/26	17,714,584	17,293,863	(c)(n)(o)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	91

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Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Phoenix Guarantor Inc., Term Loan B3 (1 mo. USD LIBOR + 3.500%)	8.340%	3/5/26	3,536,434	$3,459,321	(c)(n)(o)
Sotera Health Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.750%)	7.575%	12/11/26	31,949,289	30,890,969	(c)(n)(o)

Total Health Care Providers & Services				83,619,844

Health Care Technology - 0.1%
AthenaHealth Group Inc., Initial Delayed Draw Term Loan	-	2/15/29	3,712,880	3,485,466	(p)
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 3.500%)	8.259%	2/15/29	30,223,445	28,372,259	(c)(n)(o)

Total Health Care Technology				31,857,725

Life Sciences Tools & Services - 0.1%
ICON Luxembourg Sarl, Term Loan (3 mo. Term SOFR + 2.512%)	7.410%	7/3/28	16,918,590	16,898,626	(c)(n)(o)
PRA Health Sciences Inc., Term Loan (3 mo. USD LIBOR + 2.250%)	7.000%	7/3/28	4,483,001	4,477,711	(c)(n)(o)

Total Life Sciences Tools & Services				21,376,337

Pharmaceuticals - 0.1%
Gainwell Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.000%)	8.998%	10/1/27	18,321,238	17,542,585	(c)(n)(o)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	8.340%	5/5/28	11,747,622	11,717,020	(c)(n)(o)

Total Pharmaceuticals				29,259,605

TOTAL HEALTH CARE				177,368,835

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%††
Avolon TLB Borrower 1 (US) LLC, Term Loan B5 (1 mo. USD LIBOR + 2.250%)	7.011%	12/1/27	3,052,811	3,059,802	(c)(n)(o)

Building Products - 0.2%
Hunter Douglas Holding BV, Term Loan B1 (3 mo. Term SOFR + 3.500%)	8.373%	2/26/29	44,901,285	40,539,574	(c)(n)(o)
Quikrete Holdings Inc., Fourth Amendment Term Loan B1 (1 mo. USD LIBOR + 3.000%)	7.840%	3/19/29	11,068,848	10,956,223	(c)(n)(o)

Total Building Products				51,495,797

See Notes to Schedule of Investments.

92	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - 0.2%
Ali Group North America Co., Initial Term Loan B (1 mo. Term SOFR + 2.114%)	6.922%	7/30/29	11,377,641	$11,232,576	(c)(n)(o)
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	8.657%	5/12/28	23,525,772	22,376,891	(c)(n)(o)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	7.340%	10/1/26	10,815,362	10,822,122	(c)(n)(o)
Garda World Security Corp., Term Loan B2 (1 mo. Term SOFR + 4.350%)	9.109%	10/30/26	6,749,555	6,694,749	(c)(n)(o)
GFL Environmental Inc., 2023 Refinancing Term Loan (1 mo. Term SOFR + 3.100%)	7.907%	5/31/27	3,560,804	3,568,121	(c)(n)(o)

Total Commercial Services & Supplies				54,694,459

Construction & Engineering - 0.0%††
Brown Group Holding LLC, Initial Term Loan (1 mo. Term SOFR + 2.600%)	7.407%	6/7/28	2,925,157	2,903,832	(c)(n)(o)

Ground Transportation - 0.1%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. Term SOFR + 2.100%)	6.998%	12/30/26	14,039,667	13,969,469	(c)(n)(o)

Passenger Airlines - 0.1%
Air Canada, Term Loan (3 mo. USD LIBOR + 3.500%)	8.369%	8/11/28	14,619,525	14,614,993	(c)(n)(o)
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 3.750%)	8.558%	10/20/27	5,517,500	5,727,193	(c)(n)(o)
United Airlines Inc., Term Loan B (3 mo. USD LIBOR + 3.750%)	8.568%	4/21/28	13,288,138	13,223,358	(c)(n)(o)

Total Passenger Airlines				33,565,544

Trading Companies & Distributors - 0.0%††
Delos Finance SARL, 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	6.909%	10/6/23	5,500,000	5,504,592	(c)(n)(o)

TOTAL INDUSTRIALS				165,193,495

INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.0%††
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	8.090%	4/6/26	1,930,000	1,861,543	(c)(n)(o)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	93

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Electronic Equipment, Instruments & Components - 0.1%
II-VI Inc., Term Loan B (1 mo. Term SOFR + 2.864%)	7.672%	7/2/29	18,299,072	$18,161,828	(c)(n)(o)

Software - 0.3%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	8.657%	10/8/28	8,248,600	7,898,034	(c)(f)(n)(o)
DCert Buyer Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.000%)	8.696%	10/16/26	17,962,351	17,628,431	(c)(n)(o)
Magenta Buyer LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.750%)	9.580%	7/27/28	30,881,819	25,576,786	(c)(n)(o)
Peraton Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	8.590%	2/1/28	21,654,881	21,429,346	(c)(n)(o)

Total Software				72,532,597

TOTAL INFORMATION TECHNOLOGY				92,555,968

TOTAL SENIOR LOANS (Cost - $861,014,120)				829,239,178

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.2%
U.S. Treasury Notes, Inflation Indexed (Cost - $307,341,957)	1.125%	1/15/33	309,507,458	308,982,908	(m)

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 0.2%
VanEck J.P. Morgan EM Local Currency Bond ETF (Cost - $60,856,229)			2,000,000	50,500,000

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/15/23	4,600	11,500,000	2,357,500
SOFR 1-Year Mid-Curve Futures, Put @ $96.000	12/15/23	10,819	27,047,500	6,491,400
U.S. Treasury 5-Year Notes Futures, Call @ $109.500	4/7/23	946	946,000	436,047
U.S. Treasury 5-Year Notes Futures, Call @ $109.500	4/21/23	947	947,000	673,258
U.S. Treasury 5-Year Notes Futures, Call @ $110.250	4/21/23	633	633,000	286,828

See Notes to Schedule of Investments.

94	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE

EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury 5-Year Notes Futures, Call @ $111.000	4/21/23	1,265	1,265,000	$365,665
U.S. Treasury 5-Year Notes Futures, Call @ $112.500	4/21/23	634	634,000	74,297
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $114.750	4/7/23	1,788	1,788,000	1,201,312
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $114.250	4/7/23	946	946,000	280,844
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $114.500	4/7/23	736	736,000	276,000
U.S. Treasury 10-Year Notes Futures, Call @ $114.750	4/21/23	211	211,000	214,297
U.S. Treasury 10-Year Notes Futures, Call @ $116.750	4/21/23	422	422,000	158,250
U.S. Treasury 10-Year Notes Futures, Call @ $119.000	4/21/23	423	423,000	52,875
U.S. Treasury 10-Year Notes Futures, Put @ $114.500	4/21/23	210	210,000	150,938
U.S. Treasury Long-Term Bonds Futures, Call @ $130.000	4/7/23	315	315,000	521,719
U.S. Treasury Long-Term Bonds Futures, Call @ $130.500	4/7/23	315	315,000	423,281
U.S. Treasury Long-Term Bonds Futures, Call @ $130.500	4/21/23	105	105,000	213,281
U.S. Treasury Long-Term Bonds Futures, Call @ $134.000	4/21/23	316	316,000	227,125
U.S. Treasury Long-Term Bonds Futures, Call @ $137.000	4/21/23	211	211,000	59,344

TOTAL PURCHASED OPTIONS (Cost - $21,112,531)				14,464,261

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $29,996,844,629)				26,964,822,845

	RATE		SHARES
SHORT-TERM INVESTMENTS - 5.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,321,853,839)	4.756%		1,321,853,839	1,321,853,839	(q)(r)

TOTAL INVESTMENTS - 106.6% (Cost - $31,318,698,468)				28,286,676,684
Liabilities in Excess of Other Assets - (6.6)%				(1,741,981,957)

TOTAL NET ASSETS - 100.0%				$26,544,694,727

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	95

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	The coupon payment on this security is currently in default as of March 31, 2023.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(h)	Securities traded on a when-issued or delayed delivery basis.

(i)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2023, the Fund held TBA securities with a total cost of $2,364,074,224.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(l)	All or a portion of this security is held at the broker as collateral for OTC derivatives.

(m)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(n)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(o)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(p)

All or a portion of this loan is unfunded as of March 31, 2023. The interest rate for fully unfunded term loans is to be determined. At March 31, 2023, the total principal amount and market value of unfunded commitments totaled $3,712,880 and $3,485,466, respectively.

(q)	Rate shown is one-day yield as of the end of the reporting period.

(r)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2023, the total market value of investments in Affiliated Companies was $1,321,853,839 and the cost was $1,321,853,839 (Note 2).

See Notes to Schedule of Investments.

96	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
ARS	— Argentine Peso
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
ETF	— Exchange-Traded Fund
GTD	— Guaranteed
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

At March 31, 2023, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†		VALUE
Australian Dollar Futures, Put	4/6/23	$69.000		290	290,000		$(580,000)
British Pound Futures, Call	4/6/23	122.000		374	233,750		(376,338)
Euro-Bund Futures, Call	4/21/23	136.500	EUR	292	29,200,000	EUR	(364,175)
Euro-Bund Futures, Call	4/21/23	137.000	EUR	435	43,500,000	EUR	(452,887)
Euro-Bund Futures, Put	4/21/23	134.000	EUR	1,017	101,700,000	EUR	(772,056)
Euro-Bund Futures, Put	4/21/23	138.000	EUR	293	29,300,000	EUR	(896,079)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.250		9,200	23,000,000		(2,012,500)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.375		21,638	54,095,000		(5,679,975)
U.S. Treasury 5-Year Notes Futures, Call	4/21/23	107.000		1,875	1,875,000		(4,760,743)
U.S. Treasury 5-Year Notes Futures, Call	4/21/23	107.500		2,084	2,084,000		(4,330,812)
U.S. Treasury 5-Year Notes Futures, Call	4/21/23	109.000		1,879	1,879,000		(1,805,602)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	97

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

EXCHANGE-TRADED WRITTEN OPTIONS (continued)
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury 5-Year Notes Futures, Call	4/21/23	$109.750	1,259	1,259,000	$(777,040)
U.S. Treasury 5-Year Notes Futures, Call	4/21/23	110.000	11,581	11,581,000	(6,152,406)
U.S. Treasury 5-Year Notes Futures, Put	4/21/23	106.500	4,279	4,279,000	(100,291)
U.S. Treasury 5-Year Notes Futures, Put	4/21/23	107.000	2,733	2,733,000	(106,759)
U.S. Treasury 5-Year Notes Futures, Put	4/21/23	107.750	3,374	3,374,000	(369,031)
U.S. Treasury 5-Year Notes Futures, Put	4/21/23	108.000	845	845,000	(125,430)
U.S. Treasury 5-Year Notes Futures, Put	4/21/23	108.500	13,721	13,721,000	(3,644,641)
U.S. Treasury 5-Year Notes Futures, Put	4/21/23	109.000	6,333	6,333,000	(2,869,641)
U.S. Treasury 5-Year Notes Futures, Put	4/21/23	109.250	2,079	2,079,000	(1,185,681)
U.S. Treasury 5-Year Notes Futures, Put	4/21/23	110.000	2,541	2,541,000	(2,600,556)
U.S. Treasury 6 to 7-Year Notes Futures, Call	4/7/23	115.000	1,998	1,998,000	(1,092,656)
U.S. Treasury 6 to 7-Year Notes Futures, Call	4/7/23	115.750	850	850,000	(239,063)
U.S. Treasury 6 to 7-Year Notes Futures, Put	4/7/23	113.500	946	946,000	(103,469)
U.S. Treasury 6 to 7-Year Notes Futures, Put	4/7/23	114.000	1,700	1,700,000	(371,875)
U.S. Treasury 10-Year Notes Futures, Call	4/21/23	114.000	3,443	3,443,000	(4,949,312)
U.S. Treasury 10-Year Notes Futures, Call	4/21/23	115.000	2,253	2,253,000	(2,041,781)
U.S. Treasury 10-Year Notes Futures, Call	4/21/23	115.500	1,260	1,260,000	(885,938)
U.S. Treasury 10-Year Notes Futures, Call	4/21/23	116.000	3,790	3,790,000	(2,072,656)
U.S. Treasury 10-Year Notes Futures, Call	4/21/23	117.000	630	630,000	(206,719)
U.S. Treasury 10-Year Notes Futures, Call	5/26/23	115.000	836	836,000	(1,201,750)
U.S. Treasury 10-Year Notes Futures, Put	4/21/23	111.500	29	29,000	(2,266)
U.S. Treasury 10-Year Notes Futures, Put	4/21/23	112.500	2,086	2,086,000	(325,938)
U.S. Treasury 10-Year Notes Futures, Put	4/21/23	113.000	2,951	2,951,000	(737,750)
U.S. Treasury 10-Year Notes Futures, Put	4/21/23	114.000	12,030	12,030,000	(6,202,969)

See Notes to Schedule of Investments.

98	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

EXCHANGE-TRADED WRITTEN OPTIONS (continued)
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury 10-Year Notes Futures, Put	4/21/23	$115.000	833	833,000	$(819,984)
U.S. Treasury 10-Year Notes Futures, Put	4/21/23	117.000	1,268	1,268,000	(3,051,125)
U.S. Treasury Long-Term Bonds Futures, Call	4/7/23	131.000	212	212,000	(225,250)
U.S. Treasury Long-Term Bonds Futures, Call	4/21/23	132.000	105	105,000	(139,453)
U.S. Treasury Long-Term Bonds Futures, Call	4/21/23	132.500	106	106,000	(120,906)
U.S. Treasury Long-Term Bonds Futures, Call	4/21/23	133.000	317	317,000	(312,047)
U.S. Treasury Long-Term Bonds Futures, Put	4/7/23	130.000	208	208,000	(104,000)
U.S. Treasury Long-Term Bonds Futures, Put	4/21/23	129.000	422	422,000	(336,281)
U.S. Treasury Long-Term Bonds Futures, Put	4/21/23	130.000	1,277	1,277,000	(1,476,531)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $74,089,648)					$(66,982,362)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:
EUR	— Euro
SOFR	— Secured Overnight Financing Rate

At March 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
30-Day Federal Funds	5,039	4/23	$1,998,657,849	$1,998,648,275	$(9,574)
3-Month SOFR	2,039	12/23	485,574,800	486,276,012	701,212
3-Month SOFR	185	9/23	44,645,514	43,995,313	(650,201)
3-Month SOFR	2,750	3/26	662,650,672	667,321,875	4,671,203
Australian 10-Year Bonds	4,149	6/23	329,853,578	340,813,108	10,959,530
Australian Dollar	4,838	6/23	326,137,467	324,194,380	(1,943,087)
British Pound	2,938	6/23	220,959,946	226,868,688	5,908,742

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	99

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy (continued)
Euro	3,465	6/23	$460,332,180	$472,257,844	$11,925,664
Euro-Bobl	1,501	6/23	187,544,332	191,889,131	4,344,799
Euro-OAT	1,548	6/23	211,128,646	218,630,905	7,502,259
Japanese Yen	10,129	6/23	939,293,222	965,103,781	25,810,559
Mexican Peso	5,456	6/23	147,642,517	149,139,760	1,497,243
U.S. Treasury 5-Year Notes	120,842	6/23	13,033,569,888	13,233,142,776	199,572,888
U.S. Treasury Long-Term Bonds	21,143	6/23	2,707,629,358	2,773,036,594	65,407,236
U.S. Treasury Ultra Long-Term Bonds	18,710	6/23	2,570,478,525	2,640,448,750	69,970,225
United Kingdom Long Gilt Bonds	1,870	6/23	231,729,923	238,411,087	6,681,164

					412,349,862

Contracts to Sell:
3-Month SOFR	25,787	3/24	6,168,163,493	6,169,539,750	(1,376,257)
3-Month SOFR	10,748	3/25	2,584,457,004	2,603,031,250	(18,574,246)
Canadian Dollar	418	6/23	30,358,229	30,927,820	(569,591)
Euro-Bund	479	6/23	70,648,330	70,565,552	82,778
Euro-Buxl	744	6/23	107,383,250	113,655,426	(6,272,176)
Japanese 10-Year Bonds	411	6/23	450,272,274	458,499,868	(8,227,594)
U.S. Treasury 2-Year Notes	36,133	6/23	7,407,407,425	7,459,770,802	(52,363,377)
U.S. Treasury 10-Year Notes	81,669	6/23	9,312,623,837	9,385,555,018	(72,931,181)
U.S. Treasury Ultra 10-Year Notes	6,870	6/23	804,070,152	832,236,128	(28,165,976)

					(188,397,620)

Net unrealized appreciation on open futures contracts					$223,952,242

Abbreviation(s) used in this table:

Bobl	— Bundesobligation (Medium-term German Federal Government Bond)
Buxl	— Ultra Long German Bond
OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)
SOFR	— Secured Overnight Financing Rate

See Notes to Schedule of Investments.

100	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

At March 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	28,000,000	USD	30,406,180	BNP Paribas SA	4/18/23	$(9,734)
EUR	60,000,000	USD	65,354,100	BNP Paribas SA	4/18/23	(218,858)
USD	2,455,641	EUR	2,300,000	BNP Paribas SA	4/18/23	(41,210)
USD	6,418,176	EUR	6,000,000	BNP Paribas SA	4/18/23	(95,348)
USD	13,843,898	EUR	13,000,000	BNP Paribas SA	4/18/23	(268,738)
USD	255,923,929	EUR	236,436,589	BNP Paribas SA	4/18/23	(748,645)
JPY	803,091,715	USD	5,930,688	Goldman Sachs Group Inc.	4/18/23	135,172
JPY	4,301,940,000	USD	31,825,439	Goldman Sachs Group Inc.	4/18/23	667,696
JPY	4,304,990,000	USD	31,824,929	Goldman Sachs Group Inc.	4/18/23	691,242
JPY	4,309,200,000	USD	31,823,586	Goldman Sachs Group Inc.	4/18/23	724,384
JPY	4,312,270,000	USD	31,823,697	Goldman Sachs Group Inc.	4/18/23	747,462
MXN	267,108,571	USD	13,494,421	Goldman Sachs Group Inc.	4/18/23	1,276,282
USD	3,295,703	EUR	3,100,000	Goldman Sachs Group Inc.	4/18/23	(69,618)
USD	2,271,944	JPY	300,000,000	Goldman Sachs Group Inc.	4/18/23	6,004
USD	8,357,456	JPY	1,100,000,000	Goldman Sachs Group Inc.	4/18/23	49,007
USD	134,041,816	JPY	17,774,193,876	Goldman Sachs Group Inc.	4/18/23	(209,074)
USD	319,568,975	JPY	41,794,828,332	Goldman Sachs Group Inc.	4/18/23	3,886,984
ZAR	728,620,000	USD	42,538,459	Goldman Sachs Group Inc.	4/18/23	(1,681,313)
CAD	1,006,159,712	USD	753,367,311	JPMorgan Chase & Co.	4/18/23	(8,700,253)
CNH	2,067,219,554	USD	305,178,711	JPMorgan Chase & Co.	4/18/23	(3,980,064)
INR	4,359,319,201	USD	52,339,047	JPMorgan Chase & Co.	4/18/23	643,450
USD	111,086,630	CAD	149,630,914	JPMorgan Chase & Co.	4/18/23	343,563
USD	111,895,110	CAD	150,050,000	JPMorgan Chase & Co.	4/18/23	841,874
USD	295,337,914	CNH	2,021,543,720	JPMorgan Chase & Co.	4/18/23	794,341
USD	256,039,472	CNY	1,756,302,755	JPMorgan Chase & Co.	4/18/23	73,001
USD	152,095,030	IDR	2,376,674,953,873	JPMorgan Chase & Co.	4/18/23	(6,328,270)
AUD	702,904,720	USD	490,109,454	Morgan Stanley & Co. Inc.	4/18/23	(19,950,195)
NOK	1,582,102,816	EUR	148,951,459	Morgan Stanley & Co. Inc.	4/18/23	(10,461,971)
USD	263,199,798	GBP	215,481,434	Morgan Stanley & Co. Inc.	4/18/23	(2,717,552)

Net unrealized depreciation on open forward foreign currency contracts						$(44,600,381)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	101

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
USD	— United States Dollar
ZAR	— South African Rand

At March 31, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
436,860,000		8/15/28	1.130% annually	Daily SOFR Compound annually	$47,265,191	$1,914,838	$45,350,353
441,554,000		8/15/28	1.220% annually	Daily SOFR Compound annually	45,839,801	(194,286)	46,034,087
348,007,000		2/15/29	2.850% annually	Daily SOFR Compound annually	8,527,288	(632,734)	9,160,022
684,755,000		4/30/29	3.270% annually	Daily SOFR Compound annually	1,085,017	(4,162,137)	5,247,154
202,268,000		6/30/29	3.850% annually	Daily SOFR Compound annually	(6,353,719)	(54,259)	(6,299,460)
3,851,130,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	(10,357,694)	1,040,128	(11,397,822)
3,847,470,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	(10,459,429)	1,266,076	(11,725,505)

See Notes to Schedule of Investments.

102	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
217,917,000		9/30/29	3.250% annually	Daily SOFR Compound annually	$280,125	$96,070	$184,055
478,160,000		12/31/29	Daily SOFR Compound annually	3.250% annually	1,764,927	(3,064,930)	4,829,857
354,590,000		12/31/29	Daily SOFR Compound annually	3.400% annually	4,372,983	752,550	3,620,433
199,961,000		3/18/32	2.000% annually	Daily SOFR Compound annually	18,635,036	1,620,828	17,014,208
12,221,800,000	JPY	5/9/46	0.641% semi-annually	Daily TONA Compound semi-annually	8,906,331	16,343	8,889,988
42,550,000		2/15/47	1.520% annually	Daily SOFR Compound annually	11,114,216	206,535	10,907,681
193,568,000		2/15/47	1.729% annually	Daily SOFR Compound annually	43,815,600	2,453,765	41,361,835
159,450,000		5/15/47	1.630% annually	Daily SOFR Compound annually	38,852,646	7,064,630	31,788,016
19,814,000		8/15/47	1.650% annually	Daily SOFR Compound annually	4,778,697	1,992,261	2,786,436
124,667,000		2/15/48	2.510% annually	Daily SOFR Compound annually	11,849,715	818,161	11,031,554
17,221,000		2/15/48	2.600% annually	Daily SOFR Compound annually	1,370,667	1,183,736	186,931
246,006,000		2/15/48	2.620% annually	Daily SOFR Compound annually	18,735,227	280,446	18,454,781
125,953,000		2/15/48	3.050% annually	Daily SOFR Compound annually	289,925	3,882,678	(3,592,753)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	103

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	253,608,000	5/15/48	3.150% annually	Daily SOFR Compound annually	$(4,054,752)	(81,633,036)	$77,578,284
	95,958,000	4/21/52	2.500% annually	Daily SOFR Compound annually	8,817,327	89,421	8,727,906

Total					$245,075,125	$(65,062,916)	$310,138,041

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2023[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Apache Corp., 4.875%, due 11/15/27	$54,561,000	6/20/26	1.287%	1.000% quarterly	$(466,296)	$(1,573,839)	$1,107,543
Apache Corp., 4.875%, due 11/15/27	75,119,000	12/20/26	1.470%	1.000% quarterly	(1,195,511)	(1,682,122)	486,611
Teva Pharmaceutical Finance Netherlands III BV, 3.150%, due 10/1/26	25,010,000	6/20/26	2.060%	1.000% quarterly	(780,575)	(1,588,963)	808,388

Total	$154,690,000				$(2,442,382)	$(4,844,924)	$2,402,542

See Notes to Schedule of Investments.

104	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.40 Index	$6,007,195,500	6/20/28	1.000% quarterly	$68,705,119	$45,331,865	$23,373,254

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.40 Index	$304,031,100	6/20/28	5.000% quarterly	$(4,565,460)	$920,088	$(5,485,548)

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND‡	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
JPMorgan Chase & Co.	$146,660,000	8/21/23	Daily SOFR Compound + 0.100%**	U.S. Treasury Bonds, 2.375%, due 5/15/51**	$(12,147,896)	—	$(12,147,896)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	105

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

JPY	— Japanese Yen
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
TONA	— Tokyo Overnight Average Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

106	Western Asset Core Plus Bond Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

107

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

108

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$3,359,238,019	$13,880,576	$3,373,118,595
Other Corporate Bonds & Notes	—	7,375,225,545	—	7,375,225,545
Mortgage-Backed Securities	—	7,835,668,351	—	7,835,668,351
Collateralized Mortgage Obligations	—	2,787,241,449	—	2,787,241,449
Sovereign Bonds	—	1,880,932,022	—	1,880,932,022
U.S. Government & Agency Obligations	—	1,657,914,969	—	1,657,914,969
Asset-Backed Securities	—	851,535,567	—	851,535,567
Senior Loans:
Information Technology	—	84,657,934	7,898,034	92,555,968
Other Senior Loans	—	736,683,210	—	736,683,210
U.S. Treasury Inflation Protected Securities	—	308,982,908	—	308,982,908
Investments in Underlying Funds	$50,500,000	—	—	50,500,000
Purchased Options	14,464,261	—	—	14,464,261

Total Long-Term Investments	64,964,261	26,878,079,974	21,778,610	26,964,822,845

Short-Term Investments†	1,321,853,839	—	—	1,321,853,839

Total Investments	$1,386,818,100	$26,878,079,974	$21,778,610	$28,286,676,684

109

Notes to Schedule of Investments (unaudited) (cont’d)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$415,035,502	—	—	$415,035,502
Forward Foreign Currency Contracts††	—	$10,880,462	—	10,880,462
Centrally Cleared Interest Rate Swaps††	—	343,153,581	—	343,153,581
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	2,402,542	—	2,402,542
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	23,373,254	—	23,373,254

Total Other Financial Instruments	$415,035,502	$379,809,839	—	$794,845,341

Total	$1,801,853,602	$27,257,889,813	$21,778,610	$29,081,522,025

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$66,982,362	—	—	$66,982,362
Futures Contracts††	191,083,260	—	—	191,083,260
Forward Foreign Currency Contracts††	—	$55,480,843	—	55,480,843
Centrally Cleared Interest Rate Swaps††	—	33,015,540	—	33,015,540
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	5,485,548	—	5,485,548
OTC Total Return Swaps‡	—	12,147,896	—	12,147,896

Total	$258,065,622	$106,129,827	—	$364,195,449

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

110

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2023. The following transactions were effected in such company for the period ended March 31, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,267,760,731	$2,015,572,955	2,015,572,955	$1,961,479,847	1,961,479,847	—	$11,869,077	—	$1,321,853,839

111